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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for four of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Strategic Municipal Bond Fund, for the year ended May 31, 2005. These four series have a May 31 fiscal year end.

Date of reporting period: May 31, 2005

Item 1 - Reports to Stockholders.

Evergreen High Grade Municipal Bond Fund

Evergreen

HIGH GRADE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen High Grade Municipal Bond Fund, which covers the twelve-month period ended May 31, 2005.

Over the past year, fixed income investors have had to contend with some dizzying issues, including moderating economic growth in conjunction with tighter monetary policy. It is in times such as these when the importance of proper asset allocation becomes crystal clear, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from their diversification strategies. In order to successfully navigate this challenging environment, our municipal bond portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, emphasizing intermediate-to-longer term issues as appropriate in light of a fund’s objective.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports sent conflicting messages. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed finally began their “measured removal of policy accommodation” last summer. While Chairman Greenspan had been very transparent in his public statements

1

LETTER TO SHAREHOLDERS continued

in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others lamented the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees last February that it was a “conundrum” that long-term yields continued to decline. Indeed, one of Mr. Greenspan’s greatest skills during his stewardship of the Fed has been his ability to “talk” rates up or down. These “jawboning” tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long-term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities had outperformed Treasuries during periods when the Fed was raising interest rates. In addition, supply was ample, enabling our analysts to identify issues with higher credit quality. Demand was also strong, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, as mentioned earlier, our portfolio managers had their best success with intermediate-to-longer-term maturities, providing our investors with the powerful combination of price appreciation and income.

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective September 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of May 31, 2005

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS
Portfolio inception date: 2/21/1992

	Class A	Class B	Class C	Class I
Class inception date	2/21/1992	1/11/1993	4/30/1999	2/28/1994

Nasdaq symbol	EHGAX	EHGBX	EHGCX	EHGYX

Average annual return*

1-year with sales charge	1.97%	1.28%	5.28%	N/A

1-year w/o sales charge	7.03%	6.28%	6.28%	7.35%

5-year	5.61%	5.56%	5.88%	6.94%

10-year	4.73%	4.47%	4.77%	5.51%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Grade Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 7.03% for the twelve-month period ended May 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.96% ..

The fund seeks a high level of income, exempt from federal income taxes other than the alternative minimum tax, that is consistent with the preservation of capital.

It was an unusual period for municipal bond investing, as well as for fixed-income investing in general, as the difference in yields between short-maturity and long-maturity securities compressed dramatically over the 12 months. The yield curve, which is a graphic depiction of the differences in yields of different maturity securities, flattened significantly. Short-term yields rose in response to the actions of the U.S. Federal Reserve in hiking short-term interest rates. However, yields on longer-term yields did not move in the same direction — in fact they declined. As a consequence, longer-maturity securities substantially outperformed shorter-maturities. We manage the fund to seek yield and total return while concentrating on high-quality municipal bonds. For most of the fiscal year, we positioned the fund with a heavy emphasis on longer-maturity bonds, typically with maturities of between 20 and 30 years. These offer higher yields than short-term bonds. And, as longer-term interest rates fell, their prices rose. In February of 2005, after the differences between the yields of different maturities had compressed substantially, we reduced our exposure to bonds at the longer end of the yield curve and focused instead on securities in the 15-to-20-year range. In addition, we emphasized “cushion bonds”, which are securities with longer maturities but shorter call dates. These bonds are structured to provide higher yield and price protection against interest-rate risk. They performed very well on both a yield and total return basis during the period. We continued to focus on the highest quality municipal securities, with more than 75% of fund holdings insured. Average credit quality remained at AAA throughout the 12 months.

Our positioning on the yield curve was a positive contributor to fund performance, especially relative to other general municipal funds which emphasized shorter-maturity securities in anticipation that longer-term interest-rates might rise. As long-term yields declined and the yield curve flattened, our longer-maturity holdings outperformed the shorter maturity holdings. In addition, our investments in cushion bonds added to performance. Because we focus on very high quality securities, the fund did not benefit from the strong relative performance of lower-quality municipal securities, which outperformed high-quality as yield spreads compressed. As a consequence, the fund trailed the benchmark LBMBI, which includes bonds rated below AAA.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of May 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2004	5/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,032.16	$ 5.07
Class B	$ 1,000.00	$ 1,028.58	$ 8.70
Class C	$ 1,000.00	$ 1,028.58	$ 8.70
Class I	$ 1,000.00	$ 1,033.70	$ 3.65
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.95	$ 5.04
Class B	$ 1,000.00	$ 1,016.36	$ 8.65
Class C	$ 1,000.00	$ 1,016.36	$ 8.65
Class I	$ 1,000.00	$ 1,021.34	$ 3.63

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.72% for Class B, 1.72% for Class C and 0.72% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Income from investment operations
Net investment income (loss)	0.43	0.44	0.46	0.47	0.47
Net realized and unrealized gains or losses on investments	0.32	(0.61)	0.69	0.15	0.66

Total from investment operations	0.75	(0.17)	1.15	0.62	1.13

Distributions to shareholders from
Net investment income	(0.43)	(0.44)	(0.46)	(0.47)	(0.47)

Net asset value, end of period	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Total return[1]	7.03%	(1.53%)	10.86%	5.92%	11.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$65,847	$64,868	$80,942	$65,080	$56,212
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%	1.03%	0.93%	0.99%	1.04%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.03%	0.94%	0.99%	1.04%
Net investment income (loss)	3.91%	3.90%	4.11%	4.37%	4.45%
Portfolio turnover rate	55%	64%	48%	40%	23%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Income from investment operations
Net investment income (loss)	0.36	0.36	0.38	0.39	0.39
Net realized and unrealized gains or losses on investments	0.32	(0.61)	0.69	0.15	0.66

Total from investment operations	0.68	(0.25)	1.07	0.54	1.05

Distributions to shareholders from
Net investment income	(0.36)	(0.36)	(0.38)	(0.39)	(0.39)

Net asset value, end of period	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Total return[1]	6.28%	(2.22%)	10.05%	5.13%	10.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,153	$20,028	$26,460	$25,281	$33,019
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.73%	1.67%	1.75%	1.79%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.73%	1.67%	1.75%	1.79%
Net investment income (loss)	3.20%	3.20%	3.37%	3.61%	3.70%
Portfolio turnover rate	55%	64%	48%	40%	23%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.88	$ 11.49	$ 10.80	$10.65	$ 9.99

Income from investment operations
Net investment income (loss)	0.36[1]	0.36	0.38	0.39	0.39
Net realized and unrealized gains or losses on investments	0.32	(0.61)	0.69	0.15	0.66

Total from investment operations	0.68	(0.25)	1.07	0.54	1.05

Distributions to shareholders from
Net investment income	(0.36)	(0.36)	(0.38)	(0.39)	(0.39)

Net asset value, end of period	$11.20	$ 10.88	$ 11.49	$10.80	$10.65

Total return[2]	6.28%	(2.22%)	10.05%	5.13%	10.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,013	$10,291	$12,433	$4,886	$1,496
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.73%	1.73%	1.68%	1.72%	1.79%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.73%	1.68%	1.72%	1.79%
Net investment income (loss)	3.20%	3.20%	3.32%	3.60%	3.70%
Portfolio turnover rate	55%	64%	48%	40%	23%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Income from investment operations
Net investment income (loss)	0.47	0.47	0.49	0.50	0.50
Net realized and unrealized gains or losses on investments	0.32	(0.61)	0.69	0.15	0.66

Total from investment operations	0.79	(0.14)	1.18	0.65	1.16

Distributions to shareholders from
Net investment income	(0.47)	(0.47)	(0.49)	(0.50)	(0.50)

Net asset value, end of period	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Total return	7.35%	(1.23%)	11.14%	6.18%	11.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,045	$22,355	$23,936	$22,378	$20,879
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.73%	0.68%	0.74%	0.79%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.68%	0.74%	0.79%
Net investment income (loss)	4.19%	4.20%	4.37%	4.62%	4.70%
Portfolio turnover rate	55%	64%	48%	40%	23%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.3%
AIRLINES 0.1%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	$ 75,000	$78,682

AIRPORT 11.6%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	2,000,000	2,169,480
Chicago, IL O’Hare Intl. Arpt. RB, Second Lien Passenger Facs., Ser. A, 5.75%,
01/01/2018, (Insd. by AMBAC)	3,580,000	3,938,143
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA 1147R-B, 7.19%, 05/01/2011,
(Insd. by FSA) +	1,000,000	1,185,620
Phoenix, AZ Civic Impt. Corp. Arpt. RB, Sr. Lien, Ser. A, 5.25%, 07/01/2015,
(Insd. by FSA)	1,690,000	1,801,084
San Francisco, CA City & Cnty. Arpt. RB, Commission Intl. Arpt. Proj., 5.50%,
05/01/2015, (Insd. by FSA)	2,000,000	2,115,440
Washington, DC Metro. Arpts. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,901,130

		13,110,897

EDUCATION 2.3%
Massachusetts Hlth. & Edl. RB, Springfield College Proj., 5.25%, 10/15/2033,
(Gtd. by Radian Asset Assurance, Inc.)	1,750,000	1,877,050
New York Dorm. Auth. RB, State Univ. Edl. Facs., Ser. A, 5.875%, 05/15/2011,
(Insd. by AMBAC)	250,000	285,750
University of Vermont & State Agricultural College RB, 5.50%, 10/01/2017	420,000	471,585

		2,634,385

ELECTRIC REVENUE 11.1%
Alaska Pwr. Auth. RRB, Bradley Lake Proj., Ser. 4, 6.00%, 07/01/2012	1,000,000	1,156,290
Lower Colorado River Auth., Texas Transmission RRB, Trans. Svcs. Corp. Proj.,
5.25%, 05/15/2020, (Insd. by AMBAC)	1,000,000	1,094,420
Piedmont, SC Muni. Pwr. Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,077,620
Sam Rayburn, TX Muni. Pwr. Agcy. RRB, 5.75%, 10/01/2021	2,000,000	2,240,660
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021,
(Insd. by FGIC)	4,500,000	5,980,815

		12,549,805

GENERAL OBLIGATION - LOCAL 13.2%
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	1,000,000	1,105,370
Cleveland, OH Muni. Sch. Dist. GO, 5.25%, 12/01/2023	1,980,000	2,171,803
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,065,820
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,000,000	1,109,910
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016,
(Insd. by MBIA)	1,500,000	1,614,540
Kings, OH Local Sch. Dist. GO, City of Warren Sch. Impt. Proj., 7.50%,
12/01/2016, (Insd. by FGIC)	1,000,000	1,291,240
Nassau Cnty., NY GO, Swr. Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	823,387
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	649,280
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	994,530

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Prinicipal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
North Orange Cnty., CA GO, Refunding, Cmnty. College Dist., 5.00%,
08/01/2017, (Insd. by MBIA)	$ 1,820,000	$2,005,895
Spokane, WA GO, 5.25%, 12/01/2022	1,250,000	1,370,412
Washington, DC GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	773,396

		14,975,583

GENERAL OBLIGATION - STATE 1.8%
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	2,000,000	2,044,500

HOSPITAL 16.8%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	1,000,000	1,022,190
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,044,370
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,063,705
Lorain Cnty., OH Hosp. RB:
RITES-PA-892R-A, 7.53%, 10/01/2016 +	1,000,000	1,188,640
RITES-PA-892R-B, 7.53%, 10/01/2017 +	1,000,000	1,181,620
RITES-PA-892R-C, 7.78%, 10/01/2018 +	1,250,000	1,495,750
Medical University of South Carolina, Hosp. Auth. RB, Hosp. Facs., Ser. A:
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	1,000,000	1,089,780
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,524,439
New York State Dorm. Auth. RB, Mental Hlth. Svcs. Facs. Impt., Ser. C, 5.00%,
02/15/2015	1,945,000	2,153,679
Oklahoma Indl. Auth. Unrefunded Hlth. Sys. RB, Ser. A, 6.25%, 08/15/2015	1,160,000	1,297,077
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	358,298
University of New Mexico RB FHA, 5.00%, 07/01/2024, (Insd. by FSA)	1,000,000	1,055,990
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,124,360
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%,
08/15/2016	1,230,000	1,369,580

		18,969,478

HOUSING 6.0%
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018,
(LOC: U.S. Bancorp)	1,000,000	1,049,650
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,000,000	1,044,870
California HFA SFHRB, Ser. A-2, 5.70%, 08/01/2011	305,000	316,496
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	575,000	600,294
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,044,290
Idaho HFA RB, Ser. B-2, 6.00%, 07/01/2014	1,390,000	1,434,174
Idaho HFA SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	140,000	140,542
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	710,000	715,424
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	200,000	204,552
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	280,000	281,761

		6,832,053

INDUSTRIAL DEVELOPMENT REVENUE 0.8%
Lowndes Cnty., MS Solid Wst. Disp. PCRB, 6.80%, 04/01/2022	715,000	869,540

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Prinicipal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 7.0%
Charlotte, NC Certificates Partner Convention Fac. Proj. RB, 5.00%, 12/01/2023	$ 2,740,000	$2,955,967
Kansas City, MO Muni. Assist. Corp. RB, Leasehold Capital Impt. Proj., Ser. B,
5.85%, 01/15/2016	2,000,000	2,054,940
Lawrence Township., IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011,
(Insd. by MBIA)	1,500,000	1,713,255
Loudoun Cnty., VA IDA Pub. Safety Facs. RB, 5.25%, 12/15/2021	500,000	550,195
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016,
(Insd. by AMBAC)	250,000	265,977
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Hldg. Facs. Proj., Ser. A,
6.25%, 07/01/2015, (Insd. by MBIA)	300,000	362,478

		7,902,812

MISCELLANEOUS REVENUE 2.5%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Park Impt. Proj., 5.75%,
12/01/2017, (Insd. by AMBAC)	1,000,000	1,129,050
New Jersey EDA RRB, Sch. Facs. Construction, Ser. K, 5.25%, 12/15/2019,
(Insd. by FGIC)	1,000,000	1,128,650
New York Urban Dev. Corp. RB, Ser. B, Personal Income Tax, 5.25%, 03/15/2019,
(Insd. by MBIA)	500,000	563,095

		2,820,795

PRE-REFUNDED 4.6%
Cleveland, OH Wtrwrks. RB, Ser. K, 5.25%, 01/01/2019, (Insd. by FGIC)	275,000	306,837
Detroit, MI Wtr. Supply Sys. RB, Sr. Lien, Ser. A, 5.50%, 07/01/2014,
(Insd. by FGIC)	1,500,000	1,662,975
Georgia Muni. Elec. Pwr. Auth. RRB, Ser. V, 6.50%, 01/01/2012, (Insd. by MBIA)	1,315,000	1,445,461
Hempstead Town, NY GO, Ser. B, 5.625%, 02/01/2015, (Insd. by FGIC)	100,000	103,828
Oklahoma Indl. Auth. Prerefunded Hlth. Sys. RB, 6.25%, 08/15/2015	840,000	953,408
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	743,688
Texas Muni. Pwr. Agcy. RB, 0.00% 09/01/2015, (Insd. by MBIA) (n)	40,000	26,467

		5,242,664

RECREATION 1.7%
Ohio State Parks & Recreational Facs. RB, Ser. A, 5.25%, 02/01/2018	1,740,000	1,939,439

RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011,
(Insd. by AMBAC)	100,000	120,505

SALES TAX 2.3%
Metropolitan Atlanta Rapid Trans. Auth., Georgia Sales Tax RRB, Second
Indenture Proj., Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,614,200

SPECIAL TAX 3.5%
Casino Reinvestment Dev. Auth., New Jersey Hotel Room Fee RB, 5.25%,
01/01/2023, (Insd. by AMBAC)	1,200,000	1,322,664
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	830,000	836,789

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Prinicipal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%,
12/01/2024	$500,000	$657,635
Virgin Islands Pub. Fin. Auth. RB, 5.00%, 10/01/2022	1,000,000	1,084,500

		3,901,588

STUDENT LOAN 0.9%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016,
(Insd. by AMBAC)	1,000,000	1,055,560

TOBACCO REVENUE 1.5%
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	578,532	582,963
Tobacco Settlement Fin. Corp. of New York RB, Ser. A-1C, 5.25%, 06/01/2014	1,000,000	1,069,800

		1,652,763

TRANSPORTATION 6.2%
Jacksonville, FL Metro. Parking Solutions Proj. EDA IDRB, 5.50%, 10/01/2030	1,500,000	1,583,400
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,076,060
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	2,000,000	2,171,500
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,049,090
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025,
(Insd. by AMBAC)	1,000,000	1,099,780

		6,979,830

WATER & SEWER 3.3%
Houston, TX Wtr. Conveyance Sys. Contract COP, Ser. H, 7.50%, 12/15/2014,
(Insd. by AMBAC)	1,000,000	1,292,970
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	1,185,000	1,309,390
Upper Trinity, TX Regl. Wtr. Dist. RB, Ser. A, 6.00%, 08/01/2016, (Insd. by FGIC)	1,000,000	1,126,230

		3,728,590

Total Municipal Obligations (cost $102,979,921)		110,023,669

	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,329,101)	1,329,101	1,329,101

Total Investments (cost $104,309,022) 98.5%		111,352,770
Other Assets and Liabilities 1.5%		1,706,266

Net Assets 100.0%		$113,059,036

+	Inverse floating rate security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2005

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2005:

Ohio	10.9%
Illinois	9.1%
California	7.7%
South Carolina	7.3%
Wisconsin	6.6%
New York	6.6%
Texas	6.3%
Georgia	5.6%
District of Columbia	4.2%
Washington	3.2%
Florida	3.0%
North Carolina	2.7%
Massachusetts	2.7%
New Jersey	2.2%
Oklahoma	2.0%
Alaska	2.0%
Pennsylvania	1.9%
Missouri	1.8%
Arizona	1.6%
New Mexico	1.6%
Indiana	1.5%
Michigan	1.5%
Idaho	1.4%
Kansas	1.0%
Virgin Islands	1.0%
Colorado	0.9%
Mississippi	0.8%
Louisiana	0.5%
Virginia	0.5%
Vermont	0.4%
Utah	0.3%
Non-state specific	1.2%

100.0%

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2005

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
May 31, 2005 (unaudited):
AAA	81.9%
AA	11.8%
A	5.5%
BBB	0.8%

100.0%

The following table shows the percent of total bonds by maturity as of May 31, 2005 (unaudited):
Less than 1 year	5.6%
1 to 3 year(s)	14.8%
3 to 5 years	25.3%
5 to 10 years	46.4%
10 to 20 years	7.9%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

Assets
Investments in securities, at value (cost $102,979,921)	$110,023,669
Investments in affiliates, at value (cost $1,329,101)	1,329,101
Receivable for Fund shares sold	20,701
Interest receivable	1,867,751
Prepaid expenses and other assets	11,348

Total assets	113,252,570

Liabilities
Dividends payable	120,513
Payable for Fund shares redeemed	29,813
Advisory fee payable	846
Due to other related parties	758
Accrued expenses and other liabilities	41,604

Total liabilities	193,534

Net assets	$113,059,036

Net assets represented by
Paid-in capital	$107,419,539
Undistributed net investment income	51,474
Accumulated net realized losses on investments	(1,455,725)
Net unrealized gains on investments	7,043,748

Total net assets	$113,059,036

Net assets consists of
Class A	$65,847,437
Class B	16,153,446
Class C	9,013,304
Class I	22,044,849

Total net assets	$113,059,036

Shares outstanding (unlimited number of shares authorized)
Class A	5,877,251
Class B	1,441,818
Class C	804,508
Class I	1,967,666

Net asset value per share
Class A	$11.20
Class A — Offering price (based on sales charge of 4.75%)	$11.76
Class B	$11.20
Class C	$11.20
Class I	$11.20

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended May 31, 2005

Investment income
Interest	$5,659,014
Income from affiliates	54,707

Total investment income	5,713,721

Expenses
Advisory fee	487,408
Distribution Plan expenses
Class A	196,702
Class B	181,823
Class C	100,225
Administrative services fee	115,853
Transfer agent fees	106,096
Trustees’ fees and expenses	1,975
Printing and postage expenses	24,670
Custodian and accounting fees	37,198
Registration and filing fees	49,504
Professional fees	21,831
Other	4,104

Total expenses	1,327,389
Less: Expense reductions	(1,371)
Expense reimbursements	(8,375)

Net expenses	1,317,643

Net investment income	4,396,078

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,238,820
Net change in unrealized gains or losses on investments	2,171,089

Net realized and unrealized gains or losses on investments	3,409,909

Net increase in net assets resulting from operations	$7,805,987

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2005		2004

Operations
Net investment income		$4,396,078		$4,987,512
Net realized gains on investments		1,238,820		1,867,175
Net change in unrealized gains or losses
on investments		2,171,089		(9,146,723)

Net increase (decrease) in net assets
resulting from operations		7,805,987		(2,292,036)

Distributions to shareholders from
Net investment income
Class A		(2,559,291)		(2,895,896)
Class B		(583,070)		(750,520)
Class C		(321,369)		(369,999)
Class I		(935,858)		(980,110)

Total distributions to shareholders		(4,399,588)		(4,996,525)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	717,831	7,991,318	624,551	6,934,664
Class B	130,013	1,453,143	265,253	2,952,765
Class C	116,584	1,300,576	285,530	3,165,056
Class I	129,725	1,448,815	201,911	2,208,709

		12,193,852		15,261,194

Net asset value of shares issued in
reinvestment of distributions
Class A	149,402	1,661,384	150,309	1,670,991
Class B	30,212	335,822	39,933	443,892
Class C	17,359	193,001	17,464	194,102
Class I	50,295	559,231	53,232	591,822

		2,749,438		2,900,807

Automatic conversion of Class B shares
to Class A shares
Class A	163,549	1,819,905	277,879	3,091,860
Class B	(163,549)	(1,819,905)	(277,879)	(3,091,860)

		0		0

Payment for shares redeemed
Class A	(1,117,437)	(12,402,527)	(2,131,792)	(23,624,357)
Class B	(396,215)	(4,395,073)	(488,201)	(5,423,077)
Class C	(275,587)	(3,056,622)	(438,639)	(4,877,869)
Class I	(267,657)	(2,977,749)	(282,559)	(3,176,740)

		(22,831,971)		(37,102,043)

Net decrease in net assets resulting from
capital share transactions		(7,888,681)		(18,940,042)

Total decrease in net assets		(4,482,282)		(26,228,603)
Net assets
Beginning of period		117,541,318		143,769,921

End of period		$ 113,059,036		$ 117,541,318

Undistributed net investment income		$51,474		$48,830

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Grade Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended May 31, 2005, the following amounts were reclassified:

Undistributed net investment income	$6,154
Accumulated net realized losses on investments	(6,154)

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2005, EIMC reimbursed other expenses in the amount of $23. In addition, EIMC reimbursed Distribution Plan expenses (See Note 4) relating to Class A shares in the amount of $8,352.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2005, EIS received $10,912 from the sale of Class A shares and $50,940 and $1,127 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $62,240,609 and $72,936,661, respectively, for the year ended May 31, 2005.

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $104,320,714. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,092,378 and $60,322, respectively, with a net unrealized appreciation of $7,032,056.

As of May 31, 2005, the Fund had $1,444,033 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$51,474	$7,032,056	$1,444,033

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2005	2004

Ordinary Income	$58,711	$83,342
Exempt-Interest Income	4,340,877	4,913,183

22

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed

23

NOTES TO FINANCIAL STATEMENTS continued

at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Grade Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Grade Municipal Bond Fund as of May 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 22, 2005

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 98.67%.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566599 rv2 7/2005

Evergreen Municipal Bond Fund

Evergreen

MUNICIPAL BOND FUND

Annual Report
as of May 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1 LETTER TO SHAREHOLDERS

4 FUND AT A GLANCE

5 PORTFOLIO MANAGER COMMENTARY

6 ABOUT YOUR FUND’S EXPENSES

7 FINANCIAL HIGHLIGHTS

11 SCHEDULE OF INVESTMENTS

22 STATEMENT OF ASSETS AND LIABILITIES

23 STATEMENT OF OPERATIONS

24 STATEMENTS OF CHANGES IN NET ASSETS

25 NOTES TO FINANCIAL STATEMENTS

30 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

31 ADDITIONAL INFORMATION

32 TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Municipal Bond Fund, which covers the twelve-month period ended May 31, 2005.

Over the past year, fixed income investors have had to contend with some dizzying issues, including moderating economic growth in conjunction with tighter monetary policy. It is in times such as these when the importance of proper asset allocation becomes crystal clear, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from their diversification strategies. In order to successfully navigate this challenging environment, our municipal bond portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, emphasizing intermediate-to-longer term issues as appropriate in light of a fund’s objective.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports sent conflicting messages. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed finally began their “measured removal of policy accommodation” last summer. While Chairman Greenspan had been very transparent in his public statements

1

LETTER TO SHAREHOLDERS continued

in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others lamented the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees last February that it was a “conundrum” that long-term yields continued to decline. Indeed, one of Mr. Greenspan’s greatest skills during his stewardship of the Fed has been his ability to “talk” rates up or down. These “jawboning” tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long-term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities had outperformed Treasuries during periods when the Fed was raising interest rates. In addition, supply was ample, enabling our analysts to identify issues with higher credit quality. Demand was also strong, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, as mentioned earlier, our portfolio managers had their best success with intermediate-to-longer-term maturities, providing our investors with the powerful combination of price appreciation and income.

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective September 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of May 31, 2005

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

Average annual return*

1-year with sales charge	3.29%	2.67%	6.67%	N/A

1-year w/o sales charge	8.42%	7.67%	7.67%	8.75%

5-year	5.93%	5.86%	6.18%	7.24%

10-year	4.59%	4.53%	4.53%	5.17%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 8.42% for the twelve-month period ended May 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.96% ..

The fund seeks the highest possible current income exempt from federal income tax, other than the alternative minimum tax, as is consistent with preservation of capital.

The fund performed well, outpacing both the benchmark LBMBI and the median of its peer group in Lipper’s general municipal bond fund category. The principal reason for the strong results was the fund’s emphasis on higher-yielding, longer-maturity securities. It was an unusual period for bond market investing, including municipal bond investing, as the difference in yields between short-maturity and long-maturity securities compressed dramatically over the 12 months. The yield curve, which is a graphic depiction of the differences in yields of different-maturity securities, flattened significantly. While short-term yields rose in response to the actions of the U.S. Federal Reserve, which hiked the overnight fed funds rate from 1.00% to 3.00% in eight gradual steps, long-term yields declined. As a consequence, longer-maturity securities substantially outperformed shorter-maturities.

We manage the fund to seek yield and total return. For most of the fiscal year, we positioned the fund with a heavy emphasis on longer-maturity, higher-yielding bonds, typically with maturities of between 20 and 30 years. In February of 2005, after the differences between the yields of different maturities had compressed substantially, we reduced our exposure to bonds at the very longer end of the yield curve and focused instead on securities in the 15-to-20-year range. In addition, we emphasized “cushion bonds”, which are securities with longer maturities but shorter call dates. These bonds are structured to provide higher yield and price protection against interest-rate risk. They performed very well on both a yield and total return basis during the period. We maintained a high-quality portfolio throughout the fiscal year, with average credit quality staying at AA. Duration — a measure of sensitivity to changes in interest rates —was about 5.3 years.

Our positioning on the yield curve was a major positive contributor to fund performance, especially relative to other general municipal funds which emphasized shorter-maturity securities in anticipation that longer-term interest-rates might rise. As long-term yields declined and the yield curve flattened, our longer-maturity holdings outperformed. In addition, our investments in cushion bonds added to performance. Our emphasis on high-quality bonds detracted somewhat from performance, however, during a period in which lower-quality bonds outperformed.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of May 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/01/2004	05/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,041.58	$ 4.28
Class B	$ 1,000.00	$ 1,037.97	$ 7.93
Class C	$ 1,000.00	$ 1,037.97	$ 7.93
Class I	$ 1,000.00	$ 1,043.13	$ 2.85
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$ 1,020.74	$ 4.23
Class B	$1,000.00	$ 1,017.15	$ 7.85
Class C	$1,000.00	$ 1,017.15	$ 7.85
Class I	$1,000.00	$ 1,022.14	$ 2.82

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.56% for Class B, 1.56% for Class C and 0.56% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70

Income from investment operations
Net investment income (loss)	0.29	0.30	0.31	0.33[1]	0.33
Net realized and unrealized gains or losses on investments	0.31	(0.30)	0.39	0.05	0.42

Total from investment operations	0.60	0	0.70	0.38	0.75

Distributions to shareholders from
Net investment income	(0.29)	(0.30)	(0.31)	(0.33)	(0.34)

Net asset value, end of period	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Total return[2]	8.42%	(0.01%)	10.02%	5.38%	11.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$679,263	$698,151	$822,233	$826,268	$863,113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.88%	0.83%	0.84%	0.85%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.88%	0.84%	0.84%	0.85%
Net investment income (loss)	3.90%	4.04%	4.27%	4.55%	4.72%
Portfolio turnover rate	145%	143%	106%	83%	67%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70

Income from investment operations
Net investment income (loss)	0.24[1]	0.25[1]	0.27	0.27[1]	0.28
Net realized and unrealized gains or losses on investments	0.31	(0.30)	0.38	0.05	0.41

Total from investment operations	0.55	(0.05)	0.65	0.32	0.69

Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Total return[2]	7.67%	(0.71%)	9.21%	4.60%	10.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,955	$21,776	$26,484	$26,506	$48,284
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%	1.58%	1.58%	1.59%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.57%	1.58%	1.58%	1.59%	1.60%
Net investment income (loss)	3.19%	3.34%	3.52%	3.80%	3.97%
Portfolio turnover rate	145%	143%	106%	83%	67%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70

Income from investment operations
Net investment income (loss)	0.24	0.25	0.26	0.27[1]	0.27
Net realized and unrealized gains or losses on investments	0.31	(0.30)	0.39	0.05	0.42

Total from investment operations	0.55	(0.05)	0.65	0.32	0.69

Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Total return[2]	7.67%	(0.71%)	9.21%	4.60%	10.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,197	$39,461	$45,710	$42,462	$43,610
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%	1.58%	1.58%	1.59%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.57%	1.58%	1.58%	1.59%	1.60%
Net investment income (loss)	3.19%	3.34%	3.52%	3.80%	3.97%
Portfolio turnover rate	145%	143%	106%	83%	67%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.25	$ 7.55	$ 7.16	$ 7.11	$ 6.70

Income from investment operations
Net investment income (loss)	0.31	0.32	0.33[2]	0.34[2]	0.36
Net realized and unrealized gains or losses on investments	0.31	(0.30)	0.39	0.05	0.41

Total from investment operations	0.62	0.02	0.72	0.39	0.77

Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.33)	(0.34)	(0.36)

Net asset value, end of period	$ 7.56	$ 7.25	$ 7.55	$ 7.16	$ 7.11

Total return	8.75%	0.29%	10.30%	5.64%	11.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$156,892	$101,084	$15,583	$1,778	$1,039
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.58%	0.58%	0.59%	0.60%
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.58%	0.58%	0.59%	0.60%
Net investment income (loss)	4.19%	4.31%	4.51%	4.81%	4.94%
Portfolio turnover rate	145%	143%	106%	83%	67%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
AIRPORT 2.6%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$2,495,000	$2,706,426
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA 1147R-A, 7.19%, 05/01/2011, (Insd. by MBIA) +	6,000,000	7,149,480
RITES-PA 1147R-B, 7.19%, 05/01/2011, (Insd. by FSA) +	2,840,000	3,367,161
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,416,250
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,171,916
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020,
(Insd. by FGIC)	2,000,000	2,228,500

		23,039,733

COMMUNITY DEVELOPMENT DISTRICT 0.6%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,423,959
Henderson, NV Local Impt. Dist. RB, Number T-16, 5.125%, 03/01/2025	1,200,000	1,206,144
Sacramento, CA Spl. Tax RB, North Natomas Cmnty. Facs., Ser. 97-01, 5.00%,
09/01/2029 #	1,185,000	1,181,611

		5,811,714

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.,
6.125%, 07/01/2022	685,000	742,964
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,905,350
St. Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help, 6.40%,
08/01/2035, (Insd. by GNMA)	495,000	517,206
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033	3,500,000	3,738,000
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%,
01/01/2015, (Insd. by AMBAC)	5,500,000	6,268,680

		16,172,200

EDUCATION 4.4%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus,
5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,428,590
California Pub. Works Board Lease RB, Univ. of California Institute Proj., Ser. C:
5.00%, 04/01/2019	2,990,000	3,210,812
5.00%, 04/01/2020	2,750,000	2,946,185
5.00%, 04/01/2023	3,130,000	3,322,057
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,239,385
Massachusetts Dev. Fin. Agcy. RB, Massachusetts College of Pharmacy Allied Proj.,
6.375%, 07/01/2023	1,000,000	1,124,130
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Hlth. Sys., Ser. A,
5.00%, 08/15/2016, (Insd. by AMBAC)	5,000,000	5,512,300
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%,
03/01/2026	1,640,000	2,167,047
University of California RB, Ser. A, 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	10,234,362
University of Colorado Enterprise Sys. RRB, 5.00%, 06/01/2018, (Insd. by FGIC)	3,000,000	3,299,820
University of New Mexico Hosp. Mtge. RB, 5.00%, 07/01/2021, (Insd. by FHA &
FSA)	3,835,000	4,070,507

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by
FSA)	$ 1,000,000	$1,071,350

		39,626,545

ELECTRIC REVENUE 3.2%
Energy Northwest Washington Elec. RRB, Columbia Station, Ser. A, 5.00%,
07/01/2018, (Insd. by AMBAC)	10,000,000	10,909,500
Monroe Cnty., MI Economic Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%,
09/01/2022, (Insd. by FGIC)	10,000,000	13,397,400
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	4,000,000	4,047,040
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	599,705

		28,953,645

GENERAL OBLIGATION - LOCAL 14.6%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%,
12/01/2015, (Insd. by MBIA)	2,000,000	2,486,800
Charlotte, NC GO, Refunding, Ser. B, 5.00%, 06/01/2017 #	7,190,000	7,997,149
Desert, CA Cmnty. College Dist. GO, Refunding, 5.00%, 08/01/2018, (Insd. by
MBIA) #	3,885,000	4,264,603
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,665,000	1,848,000
Douglas Cnty., GA Sch. Dist. GO:
5.00%, 04/01/2015, (Insd. by FSA)	3,560,000	3,969,507
5.00%, 04/01/2017, (Insd. by FSA)	3,000,000	3,308,490
El Paso Cnty., CO Sch. Dist. 11 GO:
6.50%, 12/01/2012	2,310,000	2,780,408
7.10%, 12/01/2013	2,000,000	2,519,540
Grand Prairie, TX Independent Sch. Dist. GO, 5.80%, 02/15/2023	40,000	44,758
Houston, TX Independent Sch. Dist. GO, Refunding, Ser. A, 5.00%, 02/15/2018,
(Gtd. by PSF) #	5,000,000	5,453,250
King Cnty., WA Sch. Dist. Number 411 Issaquah GO, Refunding, 6.375%,
12/01/2008	8,685,000	9,320,481
Larimer Cnty., CO Sch. Dist. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,895,525
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	528,900
Napa Valley, CA Cmnty. College Dist. GO, Election of 2002, Ser. B, 5.00%,
08/01/2020, (Insd. by MBIA)	4,130,000	4,500,833
New York, NY GO:
Ser. G, 5.00%, 12/01/2021	10,000,000	10,637,500
Ser. H, 5.00%, 08/01/2010	4,000,000	4,309,560
Ser. J, 5.00%, 03/01/2017	9,270,000	10,003,999
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	500,000	649,280
North Orange Cnty., CA GO, Refunding, Cmnty. College Dist., 5.00%, 08/01/2017,
(Insd. by MBIA)	13,000,000	14,327,820
Palo Alto, CA Univ. Sch. Dist. GO, Refunding:
5.00%, 08/01/2016, (Insd. by FSA)	6,215,000	6,899,707
5.00%, 08/01/2017, (Insd. by FSA)	4,355,000	4,807,572

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Riverside, CA Cmnty. College Dist. GO, Refunding, 5.00%, 08/01/2017, (Insd. by
FSA) #	$3,570,000	$3,934,640
San Jose, CA Univ. Sch. Dist. GO, Santa Clara Cnty. Election of 2002, Ser. B, 5.00%,
08/01/2020, (Insd. by FGIC)	3,465,000	3,782,186
Santa Monica, CA Cmnty. College Dist. GO, Election of 2004, Ser. A, 5.00%,
05/01/2030, (Insd. by MBIA)	3,000,000	3,195,420
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012, (Insd. by
AMBAC)	300,000	311,049
Yosemite, CA Cmnty. College Dist. GO, Election of 2004, Ser. A:
5.00%, 08/01/2018, (Insd. by FGIC)	3,140,000	3,446,809
5.00%, 08/01/2019, (Insd. by FGIC)	3,300,000	3,604,986
5.00%, 08/01/2020, (Insd. by FGIC)	3,405,000	3,710,735
5.00%, 08/01/2021, (Insd. by FGIC)	4,030,000	4,374,243

		129,913,750

GENERAL OBLIGATION - STATE 2.2%
Connecticut GO, Ser. D, 5.375%, 11/15/2021	5,000,000	5,520,700
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	6,850,000	7,002,412
Texas GO, Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,047,350
Washington GO:
Ser. A, 6.75%, 02/01/2015	1,000,000	1,214,090
Ser. B & AT-7, 6.40%, 06/01/2017	3,750,000	4,589,288

		19,373,840

HOSPITAL 13.1%
California CDA RB, Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 07/01/2024	4,000,000	4,227,560
Camden Cnty., NJ Impt. Auth. RB, Hlth. Care Redev., Cooper Hlth., Ser. A, 5.75%,
02/15/2034	5,500,000	5,863,605
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%, 11/15/2023	4,000,000	4,490,520
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,340,474
Illinois Hlth. Facs. Auth. RB:
RITES-PA 848R-A, 7.29%, 02/15/2013, (Insd. by FSA) +	1,340,000	1,619,310
RITES-PA 848R-B, 7.29%, 02/15/2014, (Insd. by FSA) +	1,415,000	1,695,340
RITES-PA 848R-C, 7.29%, 02/15/2015, (Insd. by FSA) +	865,000	1,040,128
RITES-PA 848R-D, 7.29%, 02/15/2016, (Insd. by FSA) +	1,575,000	1,893,874
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,559,550
Lorain Cnty., OH Hosp. RB, RITES-PA 892R-C, 7.78%, 10/01/2018 +	2,500,000	2,991,500
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co.)	1,350,000	1,486,026
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co.)	1,050,000	1,118,880
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co.)	1,000,000	1,110,390
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors Cmnty. Hosp., Inc., 5.75%,
07/01/2013	3,845,000	3,850,152

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2021, (Insd. by FHA & MBIA)	$2,435,000	$2,667,323
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,875,451
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,585,906
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,405,562
Missouri Hlth. & Edl. Facs. Auth. RB, BJC Hlth. Sys., Ser. A, 5.00%, 05/15/2021	3,000,000	3,203,640
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd.
by MBIA)	2,500,000	3,111,800
New York Dormitory Auth. RB:
Mental Hlth. Svcs. Facs. Impt.:
Ser. B, 5.00%, 02/15/2015, (Insd. by AMBAC)	3,730,000	4,130,192
Ser. C, 5.00%, 08/15/2018, (Insd. by FGIC)	3,245,000	3,539,159
Non-state Supported Debt, AIDS Long-Term Hlth. Care Facs., 5.00%,
11/01/2013, (Insd. by SONYMA)	2,000,000	2,134,800
Wyckoff Heights Hosp., 5.20%, 02/15/2014, (Insd. by MBIA)	1,000,000	1,062,870
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj., Ser. A:
6.375%, 11/15/2019, (Insd. by SONYMA)	1,435,000	1,483,747
6.375%, 11/15/2019, (Insd. by AMBAC)	2,140,000	2,214,215
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%,
11/15/2018	2,000,000	2,149,320
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,987,125
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Impt. Proj., Ser. C,
7.00%, 08/01/2030	7,500,000	8,687,850
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%,
06/01/2022	750,000	833,558
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,621,800
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	4,146,943
Synergy Health, Inc. Proj., 6.00%, 11/15/2023	2,450,000	2,684,637
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%,
08/15/2022	7,500,000	8,362,800

		117,176,007

HOUSING 6.6%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	640,000	660,691
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018,
(LOC: U.S. Bancorp)	2,800,000	2,939,020
Chicago Heights, IL Residential Mtge. RB, 0.00% 06/01/2009 (h)	205,000	153,767
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FHLMC &
FNMA)	150,000	151,112
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	1,710,000	1,904,222
Colorado HFA RB, Single Family Program, Sr. Ser. D-2, 6.90%, 04/01/2029	870,000	894,090
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	3,120,000	3,257,280
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	800,000	806,544
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	776,356

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
GMAC Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	$ 3,500,000	$3,572,275
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,029,490
Idaho HFA SFHRB, Sr. Ser. D:
6.30%, 07/01/2025	1,480,000	1,565,559
8.00%, 01/01/2020, (Insd. by FHA)	5,000	5,015
Indiana Hsg. Fin. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA &
GNMA)	1,895,000	1,962,690
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	2,315,000	2,400,516
Ser. D-2, 5.80%, 11/15/2016	1,920,000	1,937,606
Massachusetts Hsg. Fin. Agcy. SFHRB:
Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,842
Ser. 79, 5.85%, 12/01/2021, (Insd. by FSA)	100,000	104,789
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	3,985,000	4,142,009
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA &
GNMA)	1,025,000	1,104,509
Missouri Hsg. Dev. Commission Mtge. RB, Single Family Homeowner’s Loan,
Ser. A-2, 6.30%, 03/01/2030	25,000	25,685
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	80,000	80,404
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	380,000	382,105
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.)	5,940,000	6,242,940
Oklahoma HDA RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	10,000,000	10,085,400
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	1,495,000	1,528,383
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014,
(Insd. by FNMA)	1,120,000	1,178,072
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,860,000	1,871,365
5.00%, 07/01/2034	4,825,000	4,984,804
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	155,000	163,579
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	815,000	827,730

		58,823,849

INDUSTRIAL DEVELOPMENT REVENUE 13.5%
Burke Cnty., GA Dev. Auth. PCRB, SAVRS:
Ser. 1994-9:
3.15%, 10/01/2032	3,695,000	3,695,000
3.17%, 10/01/2032	6,700,000	6,700,000
Vogtle Pwr. Plant:
Ser. 1994, 3.10%, 10/01/2032	5,550,000	5,550,000
Ser. 1995, 3.10%, 10/01/2032	8,150,000	8,150,000
California Pollution Ctl. Fin. Auth. Solid Wst. Disp. RB, Waste Management, Inc.
Proj., Ser. A-2, 5.40%, 04/01/2025	2,000,000	2,089,980
Cass Cnty., TX IDA RB, International Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,154,051
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,698,375

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Pwr. Co.:
Ser. A, 5.875%, 06/01/2017	$ 3,000,000	$3,302,070
Ser. B, 5.875%, 06/01/2017	1,500,000	1,651,035
Connecticut Dev. Auth. PCRRB, Connecticut Light & Pwr., Ser. B, 5.95%,
09/01/2028	2,535,000	2,697,646
Eastern Connecticut Resource Recovery Auth. Solid Wst. RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2015	5,000,000	5,102,500
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj.:
5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,625,500
5.50%, 05/01/2029, (Gtd. by FedEx)	3,500,000	3,515,505
Maricopa Cnty., AZ PCRRB, El Paso Elec. Proj., 6.375%, 08/01/2015	5,000,000	5,028,350
Michigan Strategic Fund PCRRB, General Motors Corp. Proj., FRN, Ser. A, 5.00%,
04/01/2008	5,100,000	5,100,000
Michigan Strategic Fund Solid Wst. Disposal RRB, Ltd. Obl. Wst. Mgmt., 3.15%,
12/01/2013	3,000,000	2,985,570
Monroe Cnty., GA PCRB, Oglethorpe Pwr. Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,138,300
Selma, AL Indl. Dev. Board Env. Impt. RB, International Paper Co. Proj., Ser. B,
6.70%, 03/01/2024	2,000,000	2,190,180
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	19,875,000	20,786,865
Tooele Cnty., UT Hazardous Wst. Treatment RB, Union Pacific Proj., Ser. A, 5.70%,
11/01/2026	10,000,000	10,510,500
Trinity River Auth., TX PCRRB, General Motors Corp. Proj., FRN, Ser. 1987, 5.00%,
04/01/2009, (Gtd. by General Motors Corp.)	7,300,000	7,300,000

		119,971,427

LEASE 1.6%
Charlotte, NC COP, Refunding, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,694,138
5.00%, 12/01/2022	2,610,000	2,820,366
Maryland Economic Dev. Corp. Lease RB, Aviation Administration Facs.:
5.375%, 06/01/2021, (Insd. by FSA)	4,540,000	4,933,981
5.375%, 06/01/2022, (Insd. by FSA)	2,555,000	2,769,492
Pima Cnty., AZ IDA RRB, Lease Oblig., Ser. A, 7.25%, 07/15/2010	760,000	795,872

		14,013,849

MISCELLANEOUS REVENUE 3.0%
Alaska IDA & Exploration Auth. RRB, Revolving Fund, Ser. A, 5.20%, 04/01/2018,
(Insd. by MBIA)	5,000,000	5,211,850
Casino Reinvestment Dev. Auth. RB, 5.00%, 01/01/2013	2,190,000	2,390,297
New Jersey EDA RRB, Sch. Facs. Construction, Ser. K, 5.25%, 12/15/2019, (Insd.
by FGIC)	7,500,000	8,464,875
New York Urban Dev. Corp. RB, Corp. Purpose, Sub. Lien, 5.50%, 07/01/2016	10,000,000	10,420,600

		26,487,622

PORT AUTHORITY 0.2%
Port Auth. of NY & NJ RB, Ser. 119, 5.875%, 09/15/2015, (Insd. by FGIC)	1,500,000	1,568,670

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 4.9%
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	$3,580,000	$4,905,280
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,281,198
6.25%, 08/15/2022	5,000,000	5,933,450
6.375%, 08/15/2027	3,000,000	3,583,950
6.50%, 08/15/2032	5,000,000	6,013,000
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%,
07/01/2016	11,600,000	11,928,164
New Jersey EDA RB, Sch. Facs. Construction, Ser. I, 5.25%, 09/01/2024	5,000,000	5,659,450
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Impt., Ser. A, 5.75%,
02/15/2011, (Insd. by AMBAC)	950,000	987,753
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	1,001,824

		43,294,069

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd.
by AMBAC)	2,000,000	2,280,600

RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	2,560,000	2,788,224

RESOURCE RECOVERY 1.5%
Amelia Cnty., VA IDA Solid Wst. Disposal RRB, Waste Management, Inc. Proj.,
4.05%, 04/01/2027, (Gtd. by Waste Management, Inc.)	4,000,000	3,990,720
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj.,
Ser. A, 5.50%, 01/01/2014	7,000,000	7,081,200
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.875%, 12/01/2027	2,000,000	2,047,860

		13,119,780

SALES TAX 1.5%
Jefferson Cnty., AL Ltd. Obl. Sch. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	6,503,880
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RB, Ser. A-2002,
0.00% 06/15/2021 (h)	1,225,000	608,543
Town Ctr. Impt. Dist., TX Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	5,000	5,551
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,515
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,550
RITES-PA 884A, 7.29%, 03/01/2014, (Insd. by FGIC) +	910,000	1,110,710
RITES-PA 884B, 7.29%, 03/01/2015, (Insd. by FGIC) +	865,000	1,043,121
RITES-PA 884C, 7.29%, 03/01/2016, (Insd. by FGIC) +	1,015,000	1,224,009
RITES-PA 884D, 7.54%, 03/01/2017, (Insd. by FGIC) +	1,075,000	1,311,435
RITES-PA 884E, 7.54%, 03/01/2018, (Insd. by FGIC) +	1,140,000	1,388,224

		13,206,538

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Wst. Disp. RB, 6.75%, 08/01/2024	2,000,000	2,046,080
Spokane, WA Regl. Solid Wst. RRB, 6.50%, 01/01/2011	2,000,000	2,300,740

		4,346,820

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 0.3%
Casino Reinvestment Dev. Auth., New Jersey Hotel Room Fee RB, 5.25%,
01/01/2023, (Insd. by AMBAC)	$ 2,100,000	$2,314,662
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%,
07/01/2016	250,000	252,702

		2,567,364

STUDENT LOAN 2.2%
Education Loans, Inc. SD Student Loan RB, 5.60%, 06/01/2020 ##	14,300,000	15,033,304
Massachusetts Edl. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by
AMBAC)	1,445,000	1,474,232
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%, 02/15/2009	1,000,000	1,032,300
NEBHELP, Inc., NE RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	865,000	898,718
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,344,585

		19,783,139

TOBACCO REVENUE 6.0%
Tobacco Settlement Auth. of Washington RB, 6.50%, 06/01/2026	15,000,000	15,920,550
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	5,264,638	5,304,965
Tobacco Settlement Fin. Corp. of New York RB:
Ser. A-1:
5.25%, 06/01/2020, (Insd. by AMBAC)	12,590,000	13,766,536
5.50%, 06/01/2016	5,000,000	5,459,850
Ser. C-1, 5.50%, 06/01/2015	12,000,000	13,097,880

		53,549,781

TRANSPORTATION 7.3%
Delaware River Joint Toll Bridge Commission, PA RB:
5.25%, 07/01/2017	1,500,000	1,641,375
5.25%, 07/01/2018	1,465,000	1,598,827
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014,
(Insd. by FGIC)	4,185,000	4,568,095
Jacksonville, FL Economic Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%,
10/01/2024, (Insd. by ACA)	5,000,000	5,472,650
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,531,279
Massachusetts Port Auth. RB, Ser. C, 5.00%, 07/01/2016, (Insd. by AMBAC)	2,380,000	2,623,593
Metropolitan Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	4,255,000	4,885,974
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys., Ser. B, 5.25%, 12/15/2018, (Insd.
by FGIC)	10,000,000	11,221,700
New York Thruway Auth. Gen. RB, Ser. F, 5.00%, 01/01/2025, (Insd. by AMBAC)	5,000,000	5,374,000
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015,
(Insd. by FGIC)	2,960,000	4,113,601
Port Seattle, WA RB:
Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	8,000,000	8,686,000
Sub. Lien, Ser. A, 5.50%, 09/01/2020, (Insd. by FGIC)	1,000,000	1,171,200
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd.
by AMBAC)	9,400,000	10,337,932

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
St. Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00% 12/01/2016, (Insd. by
FGIC) (h)	$ 1,650,000	$1,024,188

		65,250,414

WATER & SEWER 6.5%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,661,950
Atlanta, GA Wtr. & Wstwtr. RB, 5.00%, 11/01/2024, (Insd. by FSA)	4,000,000	4,275,520
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,399,275
Connecticut Dev. Auth. Wtr. Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,069,820
Glendale, AZ Wtr. & Swr. RB, 5.00%, 07/01/2022, (Insd. by AMBAC)	3,675,000	3,965,362
Harrison Cnty., MS Wstwtr. Treatment Mgmt. Dist. RRB, Wstwtr. Treament Facs.,
Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,329,860
Massachusetts Wtr. Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%,
08/01/2028	9,000,000	9,763,650
Maury Cnty., TN Indl. Dev. Board Wtr. Facs. RB, ATS-Saturn Corp. Proj., FRN,
5.00%, 06/01/2027	7,400,000	7,400,000
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	450,545
Ser. E, 6.875%, 06/15/2010	545,000	553,905
Phoenix, AZ Civic Impt. Corp. Wtr. Sys. RB, Jr. Lien, 5.50%, 07/01/2017, (Insd. by
FGIC)	2,500,000	2,797,900
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,402,952

		58,070,739

Total Municipal Obligations (cost $838,439,794)		879,190,319

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $22,600,089)	22,600,089	22,600,089

Total Investments (cost $861,039,883) 101.2%		901,790,408
Other Assets and Liabilities (1.2%)		(10,482,130)

Net Assets 100.0%		$891,308,278

+	Inverse floating rate security
#	When-issued or delayed delivery security
(h)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

May 31, 2005

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SONYMA	State of New York Mortgage Agency

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

May 31, 2005

The following table shows the percent of total investments by geographic location as of May 31, 2005:

New York	12.0%	Arizona	1.4%
California	10.4%	Oklahoma	1.2%
Washington	7.0%	Utah	1.2%
Texas	6.9%	Ohio	0.9%
South Carolina	6.4%	Missouri	0.8%
Georgia	5.1%	New Hampshire	0.7%
New Jersey	4.0%	Kansas	0.6%
Michigan	3.0%	Louisiana	0.6%
Alaska	2.6%	Maine	0.5%
Florida	2.6%	Minnesota	0.5%
Indiana	2.6%	New Mexico	0.4%
Tennessee	2.4%	Vermont	0.4%
Connecticut	2.4%	Delaware	0.4%
Illinois	2.2%	District of Columbia	0.3%
Colorado	2.2%	Mississippi	0.3%
Alabama	2.2%	West Virginia	0.2%
Massachusetts	2.0%	Idaho	0.2%
Virginia	1.8%	Nevada	0.1%
Wisconsin	1.7%	Nebraska	0.1%
South Dakota	1.7%	Wyoming	0.1%
Maryland	1.7%	Non-state specifc	3.2%
Pennsylvania	1.5%
North Carolina	1.5%		100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2005 (unaudited):

AAA	49.8%
AA	13.5%
A	16.9%
BBB	16.5%
BB	0.6%
NR	2.7%

100.0%

The following table shows the percent of total bonds by maturity as of May 31, 2005 (unaudited):

Less than 1 year	7.3%
1 to 3 year(s)	0.6%
3 to 5 years	1.3%
5 to 10 years	14.6%
10 to 20 years	62.0%
20 to 30 years	13.3%
30+ years	0.9%

100.0%

See Notes to Financial Statements

21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

Assets
Investments in securities, at value (cost $838,439,794)	$879,190,319
Investments in affiliates, at value (cost $22,600,089)	22,600,089
Receivable for securities sold	6,168,180
Receivable for Fund shares sold	1,386,935
Interest receivable	12,940,725
Prepaid expenses and other assets	209,472

Total assets	922,495,720

Liabilities
Dividends payable	1,559,915
Payable for securities purchased	28,848,078
Payable for Fund shares redeemed	617,897
Advisory fee payable	5,010
Due to other related parties	3,268
Accrued expenses and other liabilities	153,274

Total liabilities	31,187,442

Net assets	$891,308,278

Net assets represented by
Paid-in capital	$871,317,909
Overdistributed net investment income	(822,627)
Accumulated net realized losses on investments	(19,937,529)
Net unrealized gains on investments	40,750,525

Total net assets	$891,308,278

Net assets consists of
Class A	$679,263,410
Class B	17,955,243
Class C	37,197,350
Class I	156,892,275

Total net assets	$891,308,278

Shares outstanding (unlimited number of shares authorized)
Class A	89,904,981
Class B	2,376,600
Class C	4,923,535
Class I	20,766,661

Net asset value per share
Class A	$7.56
Class A — Offering price (based on sales charge of 4.75%)	$7.94
Class B	$7.56
Class C	$7.56
Class I	$7.56

See Notes to Financial Statements

22

STATEMENT OF OPERATIONS

Year Ended May 31, 2005

Investment income
Interest	$41,131,177
Income from affiliates	612,520

Total investment income	41,743,697

Expenses
Advisory fee	2,995,973
Distribution Plan expenses
Class A	2,058,620
Class B	198,637
Class C	383,088
Administrative services fee	876,060
Transfer agent fees	646,771
Trustees’ fees and expenses	12,411
Printing and postage expenses	53,235
Custodian and accounting fees	262,010
Registration and filing fees	87,125
Professional fees	28,316
Other	12,757

Total expenses	7,615,003
Less: Expense reductions	(8,841)
Expense reimbursements	(86,055)

Net expenses	7,520,107

Net investment income	34,223,590

Net realized and unrealized gains or losses on investments
Net realized gains on investments	17,114,757
Net change in unrealized gains or losses on investments	18,630,227

Net realized and unrealized gains or losses on investments	35,744,984

Net increase in net assets resulting from operations	$69,968,574

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2005		2004

Operations
Net investment income		$34,223,590		$35,175,817
Net realized gains on investments		17,114,757		14,300,378
Net change in unrealized gains or losses
on investments		18,630,227		(50,717,288)

Net increase (decrease) in net assets
resulting from operations		69,968,574		(1,241,093)

Distributions to shareholders from
Net investment income
Class A		(26,852,339)		(30,637,469)
Class B		(638,262)		(805,844)
Class C		(1,231,397)		(1,437,754)
Class I		(5,610,857)		(2,327,216)

Total distributions to shareholders		(34,332,855)		(35,208,283)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,249,665	16,834,987	2,645,933	19,412,584
Class B	212,517	1,586,073	342,422	2,531,418
Class C	334,684	2,498,282	477,858	3,544,584
Class I	8,129,393	60,347,526	12,292,952	91,007,533

		81,266,868		116,496,119

Net asset value of shares issued in
reinvestment of distributions
Class A	2,019,590	15,041,661	2,126,623	15,669,351
Class B	43,565	324,313	51,969	382,894
Class C	96,322	717,325	112,065	825,667
Class I	4,309	32,080	2,676	19,686

		16,115,379		16,897,598

Automatic conversion of Class B shares to
Class A shares
Class A	269,426	2,011,993	98,540	726,422
Class B	(269,426)	(2,011,993)	(98,540)	(726,422)

		0		0

Payment for shares redeemed
Class A	(10,889,082)	(80,858,215)	(17,477,934)	(128,586,798)
Class B	(612,367)	(4,542,282)	(800,004)	(5,894,925)
Class C	(948,077)	(7,068,659)	(1,201,087)	(8,867,332)
Class I	(1,303,821)	(9,712,646)	(422,029)	(3,133,484)

		(102,181,802)		(146,482,539)

Net decrease in net assets resulting from
capital share transactions		(4,799,555)		(13,088,822)

Total increase (decrease) in net assets		30,836,164		(49,538,198)
Net assets
Beginning of period		860,472,114		910,010,312

End of period	$ 891,308,278		$ 860,472,114

Overdistributed net investment income		$(822,627)		$(710,030)

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

25

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended May 31, 2005, the following amounts were reclassified:

Overdistributed net investment income	$ (3,332)
Accumulated net realized losses on investments	3,332

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2005, EIMC reimbursed other expenses in the amount of $175. In addition, EIMC reimbursed Distribution Plan (see Note 4) expenses relating to Class A shares in the amount of $85,880.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

26

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2005, EIS received $18,731 from the sale of Class A shares and $45,712 and $4,655 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,228,547,169 and $1,227,941,860, respectively, for the year ended May 31, 2005.

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $861,043,090. The gross unrealized appreciation and depreciation on securities based on tax cost was $41,600,287 and $852,969, respectively, with a net unrealized appreciation of $40,747,318.

As of May 31, 2005, the Fund had $19,934,322 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 822,627	$ 40,747,318	$ 19,934,322

27

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2005	2004

Ordinary Income	$572,249	$592,983
Exempt-Interest Income	33,760,606	34,615,300

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

28

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Bond Fund as of May 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 22, 2005

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 98.33% .

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566601 rv2 7/2005

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen

SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Short-Intermediate Municipal Bond Fund, which covers the twelvemonth period ended May 31, 2005.

Over the past year, fixed income investors have had to contend with some dizzying issues, including moderating economic growth in conjunction with tighter monetary policy. It is in times such as these when the importance of proper asset allocation becomes crystal clear, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from their diversification strategies. In order to successfully navigate this challenging environment, our municipal bond portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, emphasizing intermediate-to-longer term issues as appropriate in light of a fund’s objective.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports sent conflicting messages. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed finally began their “measured removal of policy accommodation” last summer. While Chairman Greenspan had been very transparent in his public statements

1

LETTER TO SHAREHOLDERS continued

in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others lamented the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees last February that it was a “conundrum” that long-term yields continued to decline. Indeed, one of Mr. Greenspan’s greatest skills during his stewardship of the Fed has been his ability to “talk” rates up or down. These “jawboning” tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long-term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities had outperformed Treasuries during periods when the Fed was raising interest rates. In addition, supply was ample, enabling our analysts to identify issues with higher credit quality. Demand was also strong, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, as mentioned earlier, our portfolio managers had their best success with intermediate-to-longer-term maturities, providing our investors with the powerful combination of price appreciation and income.

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective September 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of May 31, 2005

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991
	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

Average annual return*

1-year with sales charge	-0.47%	-2.92%	1.08%	N/A

1-year w/o sales charge	2.90%	2.08%	2.08%	3.10%

5-year	3.67%	3.11%	3.84%	4.50%

10-year	3.61%	3.05%	3.75%	4.08%

Maximum sales charge	3.25%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.90% for the twelve-month period ended May 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) returned 2.21% .

The fund seeks as high a level of current income, exempt from federal income tax other than the alternative minimum tax for individuals and corporations, as is consistent with preserving capital and providing liquidity.

The fund performed well in a challenging environment for fixed income investing. During the fiscal year, shorter-term interest rates climbed as the U.S. Federal Reserve (“Fed”) hiked the overnight fed funds rate eight times, from 1.00% at this point a year ago to 3.00% by the end of the fiscal year. While short-term rates kept rising, longer-term interest rates declined. As a result, the difference between short-term yields and long-term yields compressed, flattening the yield curve. The worst-performing securities in the municipal bond market during this period were those with maturities less than five years, as their prices tended to decline as their yields rose. The best-performing securities were those with longer maturities of 10 years or longer, whose prices rose as their yields declined.

We manage the fund to seek yield and price stability, rather than to maximize total return. In seeking those goals, however, the fund also achieved superior total return. The total return of Class A shares exceeded both the return of the benchmark LB3YMBI and the median return of funds in Lipper’s Short-Intermediate Municipal Debt category.

During the period, one of our key strategies was to focus on short-term securities whose yields are reset at regular intervals. At the end of the period, these securities were attractive and offered the same yield as that of a five-year bond, but with no price volatility as they reset at par. As the yield curve flattened during the period in response to the Fed’s tightening, these short-term securities performed very well based on yield and price stability. We also emphasized securities with maturities in the 10-year range that had shorter call dates than their maturities. These higher-coupon bonds offer good yield but are defensively structured against potential price loss, helping fund performance. Duration, a measure of a portfolio’s price sensitivity to changes in interest rates, was pulled in during the fiscal year from 3.17 years at the beginning of the period to 2.69 years on May 31, 2005. Average credit quality in the fund was AA- at fiscal year end. The high-yield sector was the best performing sector and the fund added lower-rated securities when available. The spread on these lower-rated securities compressed during the period as investors scrambled for yield. Detracting from performance was our substantial position in bonds with maturities in the three-to-five year range that underperformed the longer maturity bonds. These securities were vulnerable to some price loss as shorter-term yields rose. While these securities have been reduced, they still accounted for 40% of fund assets at the end of the fiscal year.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of May 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2004	5/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,008.77	$ 3.86
Class B	$ 1,000.00	$ 1,004.70	$ 7.90
Class C	$ 1,000.00	$ 1,004.70	$ 7.90
Class I	$ 1,000.00	$ 1,009.72	$ 2.91
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.09	$ 3.88
Class B	$ 1,000.00	$ 1,017.05	$ 7.95
Class C	$ 1,000.00	$ 1,017.05	$ 7.95
Class I	$ 1,000.00	$ 1,022.04	$ 2.92

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.77% for Class A, 1.58% for Class B, 1.58% for Class C and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended May 31,

	Year Ended May 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72

Income from investment operations
Net investment income (loss)	0.28	0.31	0.37	0.42	0.44
Net realized and unrealized gains or losses on investments	0.01	(0.32)	0.30	0.07	0.26

Total from investment operations	0.29	(0.01)	0.67	0.49	0.70

Distributions to shareholders from
Net investment income	(0.28)	(0.31)	(0.37)	(0.43)	(0.44)

Net asset value, end of period	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98

Total return[1]	2.90%	(0.11%)	6.80%	5.03%	7.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$67,719	$65,930	$48,336	$32,696	$8,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.77%	0.79%	0.78%	0.69%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.91%	0.82%	0.69%	0.71%
Net investment income (loss)	2.75%	2.99%	3.58%	4.15%	4.50%
Portfolio turnover rate	104%	43%	27%	22%	48%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72

Income from investment operations
Net investment income (loss)	0.20[1]	0.22	0.28	0.33	0.36
Net realized and unrealized gains or losses on investments	0.01	(0.32)	0.30	0.07	0.26

Total from investment operations	0.21	(0.10)	0.58	0.40	0.62

Distributions to shareholders from
Net investment income	(0.20)	(0.22)	(0.28)	(0.34)	(0.36)

Net asset value, end of period	$ 10.03	$ 10.02	$ 10.34	$10.04	$ 9.98

Total return[2]	2.08%	(0.94%)	5.85%	4.09%	6.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,989	$15,303	$16,937	$9,608	$4,401
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.62%	1.67%	1.59%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.62%	1.67%	1.59%	1.61%
Net investment income (loss)	1.94%	2.20%	2.67%	3.25%	3.59%
Portfolio turnover rate	104%	43%	27%	22%	48%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.02	$ 10.34	$ 10.04	$ 9.93

Income from investment operations
Net investment income (loss)	0.20[2]	0.22	0.28	0.05
Net realized and unrealized gains or losses on investments	0.01	(0.32)	0.30	0.12

Total from investment operations	0.21	(0.10)	0.58	0.17

Distributions to shareholders from
Net investment income	(0.20)	(0.22)	(0.28)	(0.06)

Net asset value, end of period	$ 10.03	$ 10.02	$ 10.34	$10.04

Total return[3]	2.08%	(0.94%)	5.85%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,787	$21,013	$13,422	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.61%	1.67%	1.59%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.61%	1.67%	1.59%[4]
Net investment income (loss)	1.94%	2.16%	2.57%	3.25%[4]
Portfolio turnover rate	104%	43%	27%	22%

1 For the period from March 27, 2002 (commencement of class operations), to May 31, 2002.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Excluding applicable sales charge
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72

Income from investment operations
Net investment income (loss)	0.30	0.33	0.38	0.43	0.46
Net realized and unrealized gains or losses on investments	0.01	(0.32)	0.30	0.07	0.25

Total from investment operations	0.31	0.01	0.68	0.50	0.71

Distributions to shareholders from
Net investment income	(0.30)	(0.33)	(0.38)	(0.44)	(0.45)

Net asset value, end of period	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98

Total return	3.10%	0.06%	6.91%	5.14%	7.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$439,584	$410,654	$293,842	$184,908	$128,558
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.61%	0.68%	0.59%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.61%	0.68%	0.59%	0.61%
Net investment income (loss)	2.94%	3.17%	3.69%	4.31%	4.59%
Portfolio turnover rate	104%	43%	27%	22%	48%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.6%
AIRPORT 3.1%
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%,
07/01/2009	$ 5,070,000	$5,432,657
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,073,020
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	3,000,000	3,100,800
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010	4,000,000	4,346,800
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009	1,280,000	1,381,133
5.50%, 07/01/2010	1,410,000	1,537,492

		16,871,902

COMMUNITY DEVELOPMENT DISTRICT 0.6%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,731,000	1,783,536
Henderson, NV Local Impt. Dist. RB, 4.50%, 03/01/2010	1,595,000	1,610,758

		3,394,294

CONTINUING CARE RETIREMENT COMMUNITY 0.8%
New Jersey EDA RB, 1st Mtge. Franciscan Oaks Proj.:
5.40%, 10/01/2006	1,135,000	1,147,269
5.50%, 10/01/2007	1,075,000	1,094,673
New Jersey EDA RRB, 1st Mtge. Keswick Pines:
5.35%, 01/01/2006	975,000	981,747
5.45%, 01/01/2007	925,000	940,938

		4,164,627

EDUCATION 2.4%
District of Columbia RB, Friendship Pub. Charter Sch., Inc., 5.00%, 06/01/2008	1,000,000	1,043,440
New York Dormitory Auth. RB:
Ser. B, 5.25%, 11/15/2023	5,000,000	5,491,600
Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	5,510,000	6,148,719

		12,683,759

ELECTRIC REVENUE 5.2%
Conservation & Renewable Energy Sys. of Washington RRB, 5.00%, 10/01/2008	1,000,000	1,061,970
Energy Northwest, WA Elec. RB, Columbia Generating Station Proj., Ser. A, 5.00%,
07/01/2016, (Insd. by AMBAC)	10,000,000	10,997,100
Heard Cnty., GA Dev. Auth. PCRB, Wansley Proj., FRN, 2.50%, 09/01/2029	2,000,000	2,000,000
Nebraska Pub. Pwr. Dist. RB, Ser. A, 5.25%, 01/01/2011	3,975,000	4,241,643
Washington Pub. Pwr. Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	250,000	273,718
Washington Pub. Pwr. Supply Sys. RRB:
Nuclear Proj. No. 2, Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	1,000,000	1,059,450
Nuclear Proj. No. 3, Ser. C, 5.10%, 07/01/2007	3,575,000	3,729,118
York Cnty., SC PCRB, SAVRS:
Ser. B1, 3.25%, 09/15/2024	3,000,000	3,000,000
Ser. B3, 3.10%, 09/15/2024	1,700,000	1,700,000

		28,062,999

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 17.6%
Austin, TX GO, 5.00%, 09/01/2010	$ 5,000,000	$5,244,700
Bayonne, NJ TAN GO:
Ser. A, 4.00%, 09/01/2005	7,500,000	7,504,275
Ser. B, 5.00%, 11/15/2005	1,000,000	1,004,790
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	1,100,000	1,290,718
Columbus, OH GO, Ser. A, 5.00%, 06/15/2017	7,890,000	8,736,439
Countrydale Metro. Dist. Colorado GO, 3.50%, 12/01/2032, (LOC: Compass
Bancshares, Inc.)	4,995,000	4,973,971
District of Columbia GO, Ser. A, 5.25%, 06/01/2009, (Insd. by MBIA)	5,230,000	5,596,989
Douglas Cnty., GA Sch. Dist. GO, 5.00%, 04/01/2016, (Insd. by FSA)	3,690,000	4,088,668
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006	15,485,000	15,517,983
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,754,995
Johnson Cnty., KS GO, Refunding Internal Impt., 5.25%, 09/01/2009	3,915,000	4,260,577
King Cnty., WA Sch. Dist. Number 411 Issaquah GO, Refunding, 6.375%,
12/01/2008	4,490,000	4,818,533
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,705,103
Monroe Cnty., NY GO, BAN, 4.00%, 07/28/2005	10,000,000	10,007,900
New York, NY GO:
Ser. 1079, FRN, 3.08%, 04/01/2030, (Liq.: Morgan Stanley)	3,750,000	3,750,000
Ser. H, 5.00%, 08/01/2010	3,500,000	3,770,865
Ser. M, 5.00%, 04/01/2016	4,000,000	4,404,400
Scottsdale, AZ GO, Refunding, 4.50%, 07/01/2010	1,000,000	1,068,260
Shelby Cnty., TN GO, Refunding, Ser. A, 5.00%, 03/01/2014	5,000,000	5,244,700

		94,743,866

GENERAL OBLIGATION - STATE 4.8%
Connecticut GO, Ser. C, 5.875%, 11/01/2014	2,000,000	2,251,640
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	2,250,000	2,522,317
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%,
09/01/2035, (Insd. by FNMA & GNMA)	3,000,000	3,269,040
New York GO, Urban Dev. Corp., Ser. A:
5.00%, 01/01/2027	1,500,000	1,583,400
5.25%, 01/01/2021	3,500,000	3,727,815
Washington GO, Ser. R, 5.00%, 01/01/2014, (Insd. by MBIA)	6,500,000	7,112,690
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,451,400

		25,918,302

HOSPITAL 10.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B,
5.00%, 06/15/2010	6,850,000	7,319,156
California Hlth. Facs. Fin. Auth. RRB, Catholic Healthcare West, Ser. H, 4.45%,
07/01/2026	3,250,000	3,359,232
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,043,950
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,046,960
5.00%, 06/01/2009	1,035,000	1,092,598

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	$ 1,125,000	$1,203,637
Hosp. Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	780,585
5.75%, 09/01/2008	500,000	533,025
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,615,695
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A,
5.75%, 10/01/2008	2,710,000	2,861,218
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,080,976
4.75%, 06/01/2009	1,085,000	1,140,715
Illinois Hlth. Facs. Auth. RB:
Passavant Mem. Area Hosp., 5.50%, 10/01/2009	550,000	593,225
Southern Illinois Healthcare Enterprise Proj., FRN, 2.95%, 03/01/2021,
(Insd. by MBIA)	2,850,000	2,850,000
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,099,200
Kent Hosp. Fin. Auth. Michigan RB, Spectrum Hlth., Ser. B, 5.00%, 07/15/2011 #	3,690,000	3,993,761
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.00%, 09/01/2008	200,000	205,370
Lorain Cnty., OH Hosp. RB, Catholic Healthcare Partners, 5.00%, 10/01/2009	1,850,000	1,960,593
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009	1,205,000	1,261,575
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,342,828
5.25%, 02/15/2010	1,900,000	2,004,842
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%,
01/01/2010	3,970,000	4,439,175
Tyler, TX Hlth. Facs. Dev. Corp. Hosp. RB, Mother Frances Hosp., 5.00%,
07/01/2009	3,630,000	3,819,159
West Orange, FL Healthcare Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	612,167
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	855,542
5.00%, 01/01/2009	965,000	1,011,667
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	1,000,000	1,037,340
5.00%, 08/15/2008	1,430,000	1,502,329
5.75%, 08/15/2011	1,000,000	1,111,920

		55,778,440

HOUSING 9.2%
Brevard Cnty., FL Hsg. Facs. Auth. MHRB, Windover Oaks, Ser. A, 6.90%,
02/01/2027, (Insd. by FNMA)	3,750,000	3,858,750
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012	1,270,000	1,326,350
Indiana HFA Single Family Mtge. RB, Ser. B2, 4.00%, 01/01/2034	6,120,000	6,127,405
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,820,000	1,840,056
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	1,230,000	1,243,321

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Nevada Hsg. Div. SFHRB:
Mtge. Sr. Notes, Ser. A-2, 5.75%, 04/01/2032	$ 620,000	$623,999
Ser. C-2, 5.40%, 04/01/2031	695,000	696,995
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	3,360,000	3,502,363
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	1,500,000	1,513,725
Oklahoma HDA RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	3,100,000	3,126,474
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016	230,000	231,150
Ser. B-2, 6.80%, 09/01/2026	705,000	723,880
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	2,500,000	2,622,725
Ser. J, 4.70%, 07/01/2030	1,945,000	1,971,044
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034	2,295,000	2,448,972
Sedgwick Cnty., KS SFHRB, Mtge. Backed Securities Program, Ser. B-3,
5.60%, 06/01/2028	2,715,000	2,861,067
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F,
5.25%, 05/01/2028	5,990,000	6,288,302
Tennessee Hsg. Dev. Agcy. RB, Homeownership Mtge. Program,
Ser. 3-A, 5.125%, 07/01/2034	6,500,000	6,807,385
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program,
Ser. B, 5.75%, 03/01/2022	1,550,000	1,567,468

		49,381,431

INDUSTRIAL DEVELOPMENT REVENUE 14.8%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Pwr. Plant Vogtle Proj.:
4.45%, 01/01/2032	4,325,000	4,472,656
FRN:
3.15%, 10/01/2032	1,068,000	1,068,000
5.20%, 10/01/2032	5,730,000	5,730,000
Connecticut Dev. Auth. PCRB, 3.35%, 05/01/2031	2,750,000	2,721,675
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	500,000	502,620
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,537,592
Gulf Coast Wst. Disp. Auth. Texas RB, Texas Republic Wst. Mgmt. Svcs. Proj.:
FRN, 3.31%, 12/01/2034	10,500,000	10,500,000
Ser. A, 3.625%, 05/01/2028	3,000,000	2,996,520
Hodgkins, IL Env. Impt. RB, MBM Proj.:
5.50%, 11/01/2007	1,500,000	1,539,390
5.75%, 11/01/2009	1,945,000	2,022,372
Louisa, VA IDRB, VA Elec. & Pwr. Co., 5.25%, 12/01/2008	1,000,000	1,038,460
Maricopa Cnty., AZ PCRB, El Paso Elec. Co. Proj., Ser. A, 6.25%, 05/01/2037	1,500,000	1,508,190
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%,
09/01/2009	3,000,000	3,166,410
Michigan Strategic Fund PCRB, General Motors Corp. Proj., FRN, 5.25%,
12/01/2008, (Gtd. by General Motors Corp.)	24,215,000	24,215,000
Mississippi Business Fin. Corp. PCRRB, Mississippi Pwr. Co. Proj., FRN, 3.00%,
09/01/2028	13,897,000	13,897,000
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,146,220

		80,062,105

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.0%
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007	$ 5,085,000	$5,304,163

MISCELLANEOUS REVENUE 3.1%
Kansas Dev. Fin. Auth. RB, Roundhouse Proj., Ser. D, 4.00%, 04/01/2010,
(Insd. by AMBAC)	380,000	380,000
Lower Colorado River Auth. Texas RB, Ser. B, 6.00%, 05/15/2010	5,000,000	5,557,950
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,739,890
United Nations Dev. Corp. of New York RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,341,867
Vermont Muni. Bond Bank RRB, Ser. 2, 6.00%, 12/01/2006, (Insd. by AMBAC)	4,385,000	4,539,396

		16,559,103

PRE-REFUNDED 4.4%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%,
07/01/2011	500,000	549,040
Kokomo, IN Hosp. Auth. RB, St. Joseph Hosp. & Hlth. Ctr., 6.25%, 08/15/2005	710,000	714,579
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,283,040
Michigan COP, New Ctr. Dev., Inc. Proj., 5.25%, 09/01/2009, (Insd. by MBIA)	1,500,000	1,627,230
New Jersey Hwy. Auth. RRB, Garden State Parkway, 5.625%, 01/01/2030,
(Liq.: Morgan Stanley)	6,000,000	6,713,700
New York Dormitory Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%,
07/01/2009	5,965,000	6,389,589
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	700,000	742,483
Volusia Cnty., FL IDA RRB, 1st Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,322,324
Washington Pub. Pwr. Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	3,160,000	3,475,905

		23,817,890

RESOURCE RECOVERY 2.3%
Amelia Cnty., VA IDA Solid Wst. Disposal RRB, Wst. Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Wst. Mgmt., Inc.)	2,000,000	1,995,360
Arkansas Dev. Fin. Auth. RB, Wst. Mgmt., Inc. Proj., 2.85%, 08/01/2021	1,000,000	998,490
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	1,000,000	1,021,350
California Pollution Ctl. Fin. Auth. Solid Wst. Disposal RB, USA Wst. Svcs., Inc. Proj.,
Ser. B, 5.00%, 06/01/2018	1,100,000	1,136,619
Hempstead Town, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,327,320

		12,479,139

SALES TAX 2.1%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	3,550,000	3,838,651
New York, NY Transitional Future Tax RB, Ser. A, 5.50%, 11/01/2014,
(Insd. by FGIC)	6,500,000	7,387,965

		11,226,616

SOLID WASTE 1.4%
Connecticut Resources Recovery RB, American Fuel Co. Proj., Ser. A, 5.50%,
11/15/2009	3,500,000	3,778,950
Northeast, MD Wst. Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,821,615

		7,600,565

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.9%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A:
5.625%, 12/15/2005	$ 425,000	$430,159
5.75%, 12/15/2005	120,000	121,517
5.875%, 12/15/2010	2,530,000	2,805,947
Harris Cnty., TX RB, Toll Road Sr. Lien, Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,662,850
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3,
4.125%, 05/01/2031, (LOC: Bank of America Corp. & Wells Fargo & Co.)	1,400,000	1,423,212

		10,443,685

STUDENT LOAN 5.3%
Alaska Student Loan Corp. RB, Ser. A, 5.30%, 07/01/2005	1,000,000	1,002,040
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,114,637
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,660,175
New Mexico Edl. Assistance Foundation Student Loan RB, Ser. A-2, 5.85%,
11/01/2006	215,000	215,385
Pennsylvania Higher Ed. Assistance Agcy. Standard Loan RB, Sr. Sub-Ser. Z-1,
3.05%, 06/01/2039 VRDN,	20,350,000	20,350,000

		28,342,237

TOBACCO REVENUE 2.7%
Tobacco Settlement Fin. Corp. of New Jersey RB, 5.00%, 06/01/2009	1,000,000	1,032,710
Tobacco Settlement Fin. Corp. of New York RB:
Ser. 1001, FRN, 3.06%, 06/01/2022	10,000,000	10,000,000
Ser. A-1, 5.00%, 06/01/2011	1,500,000	1,530,825
Ser. C-1, 5.25%, 06/01/2013	2,000,000	2,116,980

		14,680,515

TRANSPORTATION 2.9%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011,
(Insd. by MBIA)	7,250,000	7,618,808
Missouri Hwy. & Trans. Commission RB, Ser. A, 5.00%, 02/01/2014	5,000,000	5,484,350
New Jersey Trans. Trust Fund Auth. RB, Ser. 1035, FRN, 3.08%, 06/15/2011	2,593,500	2,593,500

		15,696,658

UTILITY 1.0%
Indianapolis, IN Gas Util. RRB, Distribution Sys., Ser. A, 5.25%, 08/15/2009,
(Insd. by AMBAC)	5,000,000	5,320,650

WATER & SEWER 0.7%
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011	2,405,000	2,596,173
Kannapolis, NC Wtr. & Swr. RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,071,720

		3,667,893

Total Municipal Obligations (cost $522,185,856)		526,200,839

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 1.1%
COMMERCIAL PAPER 0.9%
Government Dev. Bank for Puerto Rico, 3.35%, 06/23/2005 ##	$5,000,000	$5,000,000

	Shares	Value

MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund ø ##	692,527	692,527

Total Short-Term Investments (cost $5,692,527)		5,692,527

Total Investments (cost $527,878,383) 98.7%		531,893,366
Other Assets and Liabilities 1.3%		7,185,741

Net Assets 100.0%		$539,079,107

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2005.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2005

The following table shows the percent of total investments by geographic location as of May 31, 2005:

New York	14.2%	District of Columbia	1.2%
Texas	7.7%	South Dakota	1.2%
Pennsylvania	6.6%	Maryland	1.1%
Michigan	6.4%	North Carolina	1.0%
Washington	6.1%	Louisiana	1.0%
Kansas	4.3%	Oregon	0.9%
New Jersey	4.3%	Virginia	0.9%
Florida	4.1%	Vermont	0.9%
Georgia	3.3%	Nebraska	0.8%
California	3.0%	New Mexico	0.8%
Tennessee	2.9%	Oklahoma	0.8%
Mississippi	2.6%	Massachusetts	0.7%
Illinois	2.5%	Hawaii	0.6%
Indiana	2.5%	Arizona	0.5%
Colorado	2.4%	Montana	0.5%
Ohio	2.3%	Alabama	0.4%
Missouri	2.0%	Maine	0.3%
Wisconsin	2.0%	North Dakota	0.3%
Puerto Rico	1.8%	Alaska	0.2%
Connecticut	1.6%	Arkansas	0.2%
Nevada	1.6%	Non-state specific	0.2%

South Carolina	1.3%		100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2005 (unaudited):

AAA	40.3%
AA	19.3%
A	17.6%
BBB	13.8%
NR	9.0%

100.0%

The following table shows the percent of total bonds by maturity as of May 31, 2005 (unaudited):

Less than 1 year	26.1%
1 to 3 year(s)	12.8%
3 to 5 years	33.5%
5 to 10 years	22.3%
10 to 20 years	5.3%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

Assets
Investments in securities, at value (cost $527,185,856)	$531,200,839
Investments in affiliates, at value (cost $692,527)	692,527
Receivable for securities sold	5,000,419
Receivable for Fund shares sold	900,960
Interest receivable	6,824,724
Prepaid expenses and other assets	63,466

Total assets	544,682,935

Liabilities
Dividends payable	1,174,543
Payable for securities purchased	3,971,289
Payable for Fund shares redeemed	392,594
Advisory fee payable	928
Due to other related parties	1,601
Accrued expenses and other liabilities	62,873

Total liabilities	5,603,828

Net assets	$539,079,107

Net assets represented by
Paid-in capital	$543,337,407
Overdistributed net investment income	(392,345)
Accumulated net realized losses on investments	(7,880,938)
Net unrealized gains on investments	4,014,983

Total net assets	$539,079,107

Net assets consists of
Class A	$67,718,953
Class B	12,989,254
Class C	18,786,938
Class I	439,583,962

Total net assets	$539,079,107

Shares outstanding (unlimited number of shares authorized)
Class A	6,751,482
Class B	1,294,997
Class C	1,873,012
Class I	43,825,683

Net asset value per share
Class A	$10.03
Class A—Offering price (based on sales charge of 3.25%)	$10.37
Class B	$10.03
Class C	$10.03
Class I	$10.03

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended May 31, 2005

Investment income
Interest	$18,767,510
Income from affiliates	182,318

Total investment income	18,949,828

Expenses
Advisory fee	2,152,653
Distribution Plan expenses
Class A	203,868
Class B	140,625
Class C	201,855
Administrative services fee	537,238
Transfer agent fees	171,411
Trustees’ fees and expenses	7,500
Printing and postage expenses	41,991
Custodian and accounting fees	158,979
Registration and filing fees	43,716
Professional fees	24,922
Other	5,644

Total expenses	3,690,402
Less: Expense reductions	(4,889)
Expense reimbursements	(74,858)

Net expenses	3,610,655

Net investment income	15,339,173

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,894,745)
Net change in unrealized gains or losses on investments	2,241,568

Net realized and unrealized gains or losses on investments	346,823

Net increase in net assets resulting from operations	$15,685,996

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2005		2004

Operations
Net investment income		$ 15,339,173		$13,767,502
Net realized losses on investments		(1,894,745)		(1,369,595)
Net change in unrealized gains or
losses on investments		2,241,568		(13,039,871)

Net increase (decrease) in net
assets resulting from operations		15,685,996		(641,964)

Distributions to shareholders from
Net investment income
Class A		(1,879,341)		(1,722,700)
Class B		(275,049)		(349,149)
Class C		(394,902)		(389,432)
Class I		(12,885,925)		(11,363,591)

Total distributions to shareholders		(15,435,217)		(13,824,872)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,936,233	29,581,867	5,331,032	54,594,347
Class B	40,978	413,338	273,403	2,783,413
Class C	508,614	5,111,694	1,282,489	13,115,573
Class I	12,510,318	126,008,244	22,438,521	228,800,129

		161,115,143		299,293,462

Net asset value of shares issued in
reinvestment of distributions
Class A	89,465	901,302	90,033	916,449
Class B	14,102	142,074	16,614	169,102
Class C	20,232	203,869	19,244	195,884
Class I	88,605	892,641	103,426	1,052,725

		2,139,886		2,334,160

Automatic conversion of Class B
shares to Class A shares
Class A	34,142	344,345	50,861	521,080
Class B	(34,142)	(344,345)	(50,861)	(521,080)

		0		0

Payment for shares redeemed
Class A	(2,887,465)	(29,080,878)	(3,566,843)	(36,328,866)
Class B	(252,959)	(2,544,467)	(349,875)	(3,555,992)
Class C	(752,614)	(7,582,717)	(502,760)	(5,121,887)
Class I	(9,750,387)	(98,120,064)	(9,977,693)	(101,789,796)

		(137,328,126)		(146,796,541)

Net increase in net assets resulting
from capital share transactions		25,926,903		154,831,081

Total increase in net assets		26,177,682		140,364,245
Net assets
Beginning of period		512,901,425		372,537,180

End of period	$ 539,079,107		$ 512,901,425

Overdistributed net investment income		$(392,345)		$(296,301)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

22

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2005, EIMC reimbursed other expenses in the amount of $106. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $74,752 which represents 0.11% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

23

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2005, EIS received $4,896 from the sale of Class A shares and $31,508 and $11,466 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $582,572,753 and $545,328,154, respectively, for the year ended May 31, 2005.

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $527,878,383. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,989,967 and $974,984, respectively, with a net unrealized appreciation of $4,014,983.

As of May 31, 2005, the Fund had $6,375,549 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013

$317,634	$2,886,072	$47,173	$934,887	$1,541,603	$648,180

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2005, the Fund incurred and will elect to defer post-October losses of $1,505,389.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed		Capital Loss
Exempt-Interest	Unrealized	Carryovers and
Income	Appreciation	Post-October Losses

$ 392,345	$ 4,014,983	$7,880,938

24

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2005	2004

Ordinary Income	$ 2,059	$ 3,465

Exempt-Interest Income	15,433,158	13,821,407

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated

25

NOTES TO FINANCIAL STATEMENTS continued

broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short-Intermediate Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short-Intermediate Municipal Bond Fund as of May 31, 2005, the results of its operations, changes in its net assets and finan-cial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 22, 2005

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.99% .

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566602 rv2 7/2005

Evergreen Strategic Municipal Bond Fund

Evergreen

STRATEGIC MUNICIPAL BOND FUND

Annual Report
as of May 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
33	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
34	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Municipal Bond Fund, which covers the twelve-month period ended May 31, 2005.

Over the past year, fixed income investors have had to contend with some dizzying issues, including moderating economic growth in conjunction with tighter monetary policy. It is in times such as these when the importance of proper asset allocation becomes crystal clear, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from their diversification strategies. In order to successfully navigate this challenging environment, our municipal bond portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, emphasizing intermediate-to-longer term issues as appropriate in light of a fund's objective.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated "measured removal of policy accommodation." Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports sent conflicting messages. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed finally began their "measured removal of policy accommodation" last summer. While Chairman Greenspan had been very transparent in his public statements

LETTER TO SHAREHOLDERS continued

in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank's first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others lamented the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about "complacency" within the bond market, as evidenced by his comments to congressional banking committees last February that it was a "conundrum" that long-term yields continued to decline. Indeed, one of Mr. Greenspan's greatest skills during his stewardship of the Fed has been his ability to "talk" rates up or down. These "jawboning" tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long-term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities had outperformed Treasuries during periods when the Fed was raising interest rates. In addition, supply was ample, enabling our analysts to identify issues with higher credit quality. Demand was also strong, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, as mentioned earlier, our portfolio managers had their best success with intermediate-to-longer-term maturities, providing our investors with the powerful combination of price appreciation and income.

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective September 1, 2005, the Fund's prospectus will be amended to make the following change to the Fund's principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund's prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of May 31, 2005

MANAGEMENT TEAM

B. Clark Stamper
Stamper Capital &
Investments, Inc.
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2005.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

Average annual return*

1-year with sales charge	-1.17%	-1.98%	2.02%	N/A

1-year w/o sales charge	3.74%	3.02%	3.02%	4.06%

5-year	3.82%	3.77%	4.08%	5.16%

10-year	4.09%	3.83%	3.83%	4.60%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered by the fund's predecessor fund, Davis Tax-Free High Income Fund, Inc. The historical returns for Classes A, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 3.74% for the twelve-month period ended May 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.96% ..

The fund seeks to provide current income free from federal income tax other than the alternative minimum tax.

The fiscal year witnessed considerable flattening of the yield curve. In response to the Federal Reserve Board's decisions to hike overnight lending rates, yields of short-term securities rose. However, longer-term yields either declined or remained relatively stable. This flattening of the yield curve - or narrowing of the yield differential between short-term and long-term securities -resulted in strong outperformance by bonds with maturities of 10 years or longer. This phenomenon was largely unanticipated by bond market investors, who had expected that long-term interest rates would rise in response by the moves of the Federal Reserve to hike short-term rates in an effort to reduce inflationary threats. But strong demand for longer-term Treasuries by foreign investors caused their prices to rise and pushed their yields downward. In the early months of the fiscal year, lower-quality bonds tended to outperform higher-quality bonds as credit spreads - the difference between yields of low-quality and high-quality bonds - got tighter. However, in early 2005, this trend was reversed - especially in the taxable bond market. Lower-quality municipal bonds, however, held their values better and outperformed lower-quality, taxable corporate bonds.

We manage the fund with a focus on both credit quality risk and interest-rate risk, considering the upside potential and downside danger in taking on more of either type of risk. During the period, we believed that investors were not adequately compensated for taking credit risk, and so we raised the overall quality of the portfolio from AA at the start of the fiscal year to AA+ on May 31, 2005. This emphasis on high-quality bonds did not help performance. Lower-quality securities outperformed for a longer period earlier in the period than they underperformed later in the fiscal year. Nevertheless, we found some attractive bonds backed by revenues from settlements in tobacco litigation cases, and they contributed positively to performance. We also were concerned about the risks posed by the expected rise in interest-rates. We kept the fund's duration - or sensitivity to changes in interest rates - relatively low. Effective duration at the end of the fiscal year was 1.3 years, compared with a 1.7 -year duration at the start of the period. This shorter duration contributed to underperformance relative to longer-duration portfolios. To pick up additional yield, we invested successfully in cushion bonds, which are higher-yielding bonds with short-term calls that typically perform well as interest rates rise. This added to performance, as did our decision to use part of our cash position to invest in shorter-term securities with interest rates that reset every 35 days.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of May 31, 2005, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2004	5/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,017.05	$ 5.03
Class B	$ 1,000.00	$ 1,013.52	$ 8.63
Class C	$ 1,000.00	$ 1,013.50	$ 8.63
Class I	$ 1,000.00	$ 1,018.57	$ 3.67
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.95	$ 5.04
Class B	$ 1,000.00	$ 1,016.36	$ 8.65
Class C	$ 1,000.00	$ 1,016.36	$ 8.65
Class I	$ 1,000.00	$ 1,021.29	$ 3.68

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.00% for Class A, 1.72% for Class B, 1.72% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.65	$ 8.72	$ 8.70	$ 8.65	$ 8.34

Income from investment operations
Net investment income (loss)	0.23	0.24	0.31	0.40	0.48
Net realized and unrealized gains or losses on investments	0.09	(0.07)	0.02	0.04	0.30

Total from investment operations	0.32	0.17	0.33	0.44	0.78

Distributions to shareholders from
Net investment income	(0.23)	(0.24)	(0.31)	(0.39)	(0.47)

Net asset value, end of period	$ 8.74	$ 8.65	$ 8.72	$ 8.70	$ 8.65

Total return [1]	3.74%	1.97%	3.88%	5.20%	9.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$449,312	$462,748	$514,377	$396,272	$180,898
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.01%	0.99%	0.96%	0.83%	0.90%
Expenses excluding waivers/reimbursements and expense reductions	1.02%	0.99%	0.98%	0.98%	1.03%
Net investment income (loss)	2.64%	2.76%	3.53%	4.39%	5.49%
Portfolio turnover rate	63%	76%	68%	79%	68%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.63	$ 8.70	$ 8.68	$ 8.62	$ 8.31

Income from investment operations
Net investment income (loss)	0.17 [1]	0.17	0.25	0.33	0.42
Net realized and unrealized gains or losses on investments	0.09	(0.06)	0.02	0.06	0.30

Total from investment operations	0.26	0.11	0.27	0.39	0.72

Distributions to shareholders from
Net investment income	(0.17)	(0.18)	(0.25)	(0.33)	(0.41)

Net asset value, end of period	$ 8.72	$ 8.63	$ 8.70	$ 8.68	$ 8.62

Total return [2]	3.02%	1.25%	3.11%	4.54%	8.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$141,000	$196,346	$238,399	$208,427	$195,029
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.72%	1.69%	1.70%	1.59%	1.65%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.69%	1.72%	1.74%	1.79%
Net investment income (loss)	1.92%	2.06%	2.80%	3.70%	4.76%
Portfolio turnover rate	63%	76%	68%	79%	68%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.68	$ 8.75	$ 8.73	$ 8.68	$ 8.37

Income from investment operations
Net investment income (loss)	0.17	0.18	0.25	0.33	0.43
Net realized and unrealized gains or losses on investments	0.09	(0.07)	0.02	0.05	0.29

Total from investment operations	0.26	0.11	0.27	0.38	0.72

Distributions to shareholders from
Net investment income	(0.17)	(0.18)	(0.25)	(0.33)	(0.41)

Net asset value, end of period	$ 8.77	$ 8.68	$ 8.75	$ 8.73	$ 8.68

Total return [1]	3.02%	1.26%	3.11%	4.41%	8.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$165,623	$214,097	$240,631	$124,281	$64,890
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.72%	1.69%	1.70%	1.58%	1.65%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.69%	1.72%	1.73%	1.78%
Net investment income (loss)	1.92%	2.06%	2.75%	3.65%	4.70%
Portfolio turnover rate	63%	76%	68%	79%	68%

1  Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I [1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.65	$ 8.72	$ 8.70	$ 8.64	$ 8.33

Income from investment operations
Net investment income (loss)	0.25	0.27	0.33	0.42	0.52
Net realized and unrealized gains or losses on investments	0.10	(0.07)	0.02	0.05	0.29

Total from investment operations	0.35	0.20	0.35	0.47	0.81

Distributions to shareholders from
Net investment income	(0.26)	(0.27)	(0.33)	(0.41)	(0.50)

Net asset value, end of period	$ 8.74	$ 8.65	$ 8.72	$ 8.70	$ 8.64

Total return	4.06%	2.27%	4.15%	5.59%	9.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,322	$10,814	$10,623	$3,964	$1,452
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.69%	0.70%	0.58%	0.66%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.69%	0.72%	0.74%	0.77%
Net investment income (loss)	2.94%	3.06%	3.70%	4.64%	5.70%
Portfolio turnover rate	63%	76%	68%	79%	68%

1  Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.3%
AIRPORT 13.1%
Austin, TX Arpt. Sys. RB:
6.00%, 11/15/2010	$ 2,910,000	$3,003,931
6.125%, 11/15/2025	2,500,000	2,581,100
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,839,509
California Maritime Infrastructure Arpt. RB, 5.375%, 11/01/2012	1,000,000	1,028,750
Chicago, IL O'Hare Intl. Arpt. RB, Ser. A:
5.625%, 01/01/2012	3,000,000	3,102,300
5.625%, 01/01/2013	1,000,000	1,034,100
5.625%, 01/01/2015	5,000,000	5,167,850
Dade Cnty., FL Aviation RB, Ser. A, 5.75%, 10/01/2015	2,000,000	2,096,740
Dallas-Forth Worth, TX Rgnl. Arpt. RB, 6.00%, 11/01/2010	250,000	250,602
Denver, CO City & Cnty. Arpt. RB, Ser. B, 5.75%, 11/15/2017, (Insd. by MBIA)	1,835,000	1,889,316
Florida Port Fin. Comm. RB, 5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,048,410
Houston, TX Arpt. Sys. RB, Spl. Facs.:
Continental Airlines, Inc., Ser. E:
5.875%, 07/01/2012	1,000,000	1,097,240
6.75%, 07/01/2029	3,000,000	2,690,490
Ser. A, 6.00%, 07/01/2014	5,030,000	5,431,897
Indiana Trans. Fin. Auth. Arpt. Facs. RB, FRN Ser. A, 2.50%, 11/01/2018	5,425,000	5,425,000
Los Angeles, CA Harbor Dept. RB, Ser. B:
5.375%, 11/01/2015	5,340,000	5,519,638
5.375%, 11/01/2019	1,375,000	1,419,124
Massachusetts Port Auth. RB, US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,554,577
5.25%, 09/01/2012	1,535,000	1,612,963
5.25%, 09/01/2013	1,610,000	1,692,416
5.75%, 09/01/2016	2,500,000	2,585,300
5.875%, 09/01/2023	5,500,000	5,742,605
6.00%, 09/01/2021	1,200,000	1,250,268
Miami-Dade Cnty., FL Aviation RB, SAVRS, Ser. E, 3.10%, 10/01/2024	20,000,000	20,000,000
New Jersey EDA RB, Continental Airlines, Inc. Proj., 6.25%, 09/15/2029	2,000,000	1,686,060
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	485,000	508,809
Northwest AR Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,300,000	3,698,871
Phoenix, AZ Civic Impt. Corp. Arpt. RB, 5.50%, 07/01/2010, (Insd. by FGIC)	450,000	468,193
Port Auth. NY & NJ Spl. Obl. RB:
Continental Airlines & US Airways, 9.00%, 12/01/2006	120,000	121,368
JFK Intl. Air Terminal LLC, 6.25%, 12/01/2009	7,500,000	8,341,950
Ser. 119, 5.00%, 09/15/2007	8,550,000	8,842,837

		102,732,214

CAPITAL IMPROVEMENTS 0.3%
Morris Cnty., NJ Impt. Auth. RB:
5.00%, 08/15/2005	1,070,000	1,074,836
5.00%, 08/15/2006	1,105,000	1,133,244

		2,208,080

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT 0.1%
Gibson Cnty., IN Redev. Auth. Econ. Dev. Lease Rent RB,
Ser. A, 5.60%, 02/01/2017, (Insd. by MBIA)	$ 900,000	$935,388

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj.,
12.00%, 03/01/2011	120,000	120,822
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	880,000	1,027,330
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	213,660
California CDA COP, SAVRS, Eskaton Properties, Inc., 4.70%, 05/15/2029	100,000	100,000
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	325,000
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007	250,000	247,827
Clarksville, IN RB, SAVRS, Retirement Hsg. Foundation, 4.80%, 12/01/2025	150,000	150,000
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Associates,
9.00%, 12/01/2012	400,000	399,808
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. 1996A,
7.75%, 06/01/2013	500,000	500,625
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%,
02/15/2025	385,000	393,408
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A, 8.00%,
04/01/2026 •	200,000	134,522
Kanawha Cnty., WV IDRB, Beverly Enterprises, Inc., 5.50%, 11/01/2008	235,000	226,368
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.85%, 12/01/2028	150,000	150,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	20,000	20,065
New York Med. Care Facs. Fin. Agcy. RB, Long Term Hlth. Care,
Ser. B, 7.375%, 11/01/2011	1,100,000	1,140,370
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,800
San Antonio, TX Hlth. Facs. RB, Beverly Enterprises, Inc., 8.25%, 12/01/2019	1,250,000	1,255,488
Savannah, GA EDA RB, First Mtge. Coastal Care Resources,
7.75%, 09/01/2027 •	439,448	21,972
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 12/20/2036	2,200,000	2,489,300
Washington Nonprofit Hsg. Auth. RB, Horizon House Proj.,
Ser. A, 6.00%, 07/01/2017	3,700,000	3,828,834
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 • (h)	1,000,000	430,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, RFDF, Inc., 7.375%, 07/15/2027 •	1,595,000	718,452

		14,394,651

EDUCATION 3.8%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,519,748
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,892,355
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	215,000	215,770
California Edl. Facs. Auth. RB, College of Osteopathic, 5.75%, 06/01/2018	1,680,000	1,717,430
California Univ. & College Hsg. Sys. RRB:
5.80%, 11/01/2017	4,000,000	4,127,240
5.90%, 11/01/2021	2,000,000	2,064,540
Clemson Univ., SC COP, 6.90%, 12/01/2007	60,000	61,830
Florida Agric. & Mechanical RB, 6.50%, 07/01/2023	445,000	446,322

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	$ 1,360,000	$1,456,546
Indiana Edl. Fac. Auth. RB, Rose Hulman Institute Proj., 5.50%, 06/01/2011,
(Insd. by MBIA)	415,000	423,300
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 (n)	22,055,000	5,458,833
Massachusetts Edl. Fin. Auth. RB, 4.875%, 01/01/2011	405,000	411,375
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 (n)	300,000	143,517
Missouri Sch. Boards Assn. COP, 7.375%, 03/01/2006	60,000	60,679
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006	1,115,000	1,120,698
Richland Sch. Dist. of Wisconsin RB, 4.875%, 04/01/2007, (Insd. by FGIC)	1,785,000	1,815,077
Waco, TX Edl. Fin. Corp. RB, Baylor Univ., SAVRS, Ser. B, 3.00%, 02/01/2032	5,550,000	5,550,000
Webb City, MO Sch. Dist. R-VII Fac. Leasehold RB, 5.625%, 08/01/2016,
(Insd. by FSA)	250,000	257,545
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007,
(Insd. by FSA)	1,200,000	1,226,088

		29,968,893

ELECTRIC REVENUE 1.7%
Illinois Dev. Fin. Auth. PCRB, Pwr. TCRS, 7.375%, 07/01/2021, (Insd. by AMBAC)	7,275,000	7,764,171
Lehigh Cnty., PA IDA PCRB, Pennsylvania Pwr. & Light Co. Proj., Ser. A, 6.15%,
08/01/2029	345,000	353,780
New Jersey EDA PCRB, New Jersey Pub. Service & Gas,
Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	204,620
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB, Ser. A, 5.70%, 01/01/2013,
(Insd. by MBIA)	2,430,000	2,575,436
Northampton Cnty., PA IDA RB, Metro. Edison Co., 6.10%, 07/15/2021	365,000	373,552
San Antonio, TX Elec. & Gas RB, 5.00%, 02/01/2017	100,000	110,124
Saint Charles Parish, LA PCRB, Louisiana Pwr. & Light Co., 7.50%, 06/01/2021	1,500,000	1,507,740
Tulsa, OK Pub. Facs. Auth. Solid Wst. RB, Ogden Martin Sys., Inc. Proj.,
6.95%, 05/01/2007	190,000	195,303

		13,084,726

GENERAL OBLIGATION - LOCAL 6.4%
Austin, TX Independent Sch. Dist. GO, 5.60%, 08/01/2009	745,000	768,289
Chicago, IL Board of Ed. GO, ARS, Ser. D-2, 2.97%, 03/01/2022	6,500,000	6,500,000
Clark Cnty., NV Sch. Dist. Bldg. & Renovation GO:
5.90%, 06/15/2011	19,000,000	19,774,630
6.50%, 06/15/2006	1,000,000	1,036,690
Detroit, MI City Sch. Dist. Bldg. & Renovation GO, Ser. A, 5.70%, 05/01/2025	2,000,000	2,090,640
District of Columbia ARS GO, Ser. C3, 2.85%, 06/01/2034	6,250,000	6,250,000
District of Columbia GO, 5.75%, 06/01/2007	405,000	405,952
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,540,000	2,741,422
Garner, NC GO, 6.50%, 06/01/2006	275,000	289,052
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,402,352
Jenks Township, PA GO, Ser. A, 2.00%, 07/01/2005	175,000	174,832
Le Mars, IA GO, Ser. A, 5.60%, 06/01/2008	390,000	390,000
Maricopa Cnty., AZ Sch. Dist. 210 GO, 5.50%, 07/01/2017	2,000,000	2,075,480
Mentor, OH GO, 7.15%, 12/01/2011	500,000	535,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Midland, MI GO, Ser. II, 6.00%, 10/01/2005	$ 400,000	$404,312
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,589,370
Mount Clemens, MI GO, 4.00%, 11/01/2006	185,000	187,679
New York, NY GO:
5.75%, 08/01/2014	75,000	75,322
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,829,856
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 (n)	120,000	102,782
Wichita, KS GO, 5.65%, 09/01/2008	300,000	300,687

		49,925,147

GENERAL OBLIGATION - STATE 7.6%
California GO, 6.25%, 10/01/2019	15,000	15,039
Connecticut GO:
5.65%, 03/15/2012	270,000	272,641
Ser. C, 6.50%, 11/01/2007	1,000,000	1,059,900
Illinois GO:
5.50%, 07/01/2011	200,000	204,424
5.75%, 05/01/2013	2,300,000	2,403,339
Massachusetts GO, 5.25%, 01/01/2013	10,000,000	10,238,300
Minnesota GO, 5.50%, 08/01/2009	2,000,000	2,008,980
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,018,230
North Carolina GO, 5.00%, 05/01/2006	10,000,000	10,200,900
Ohio GO:
5.05%, 08/01/2010	2,745,000	2,782,579
6.20%, 08/01/2011	4,500,000	4,614,975
Pennsylvania GO, 5.375%, 05/15/2015	1,000,000	1,038,420
South Carolina GO, Ser. B, 5.00%, 08/01/2006	8,300,000	8,495,714
Washington GO:
5.25%, 09/01/2005	7,300,000	7,343,800
Ser. 96-A, 5.75%, 07/01/2013	7,190,000	7,207,400
Wisconsin GO, 6.10%, 05/01/2014	450,000	451,066

		59,355,707

HOSPITAL 12.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth.,
9.25%, 11/15/2030	2,000,000	2,411,580
Birmingham Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys.,
Ser. A, 5.875%, 08/15/2015	700,000	717,367
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	115,000	117,430
Charleston Cnty., SC Hosp. RB, Bon Secours Hlth. Sys. Proj.,
5.625%, 08/15/2025, (Insd. by FSA) #	200,000	200,818
Chattanooga-Hamilton Cnty., TN Hosp. Auth. RRB, SAVRS, Erlanger Hlth. Sys:
3.05%, 10/01/2023	16,700,000	16,700,000
3.05%, 10/01/2025	9,700,000	9,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	$ 200,000	$200,562
New Britain General Hospital, Ser. B, 6.00%, 07/01/2024	275,000	281,138
Ser. A, 5.75%, 07/01/2016	1,485,000	1,554,305
Dade Cnty., FL Hlth. Facs. Hosp. RB, Baptist Hosp. Miami Proj.,
5.25%, 05/15/2013	4,550,000	4,558,326
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	7,550,000	7,627,010
Hawaii Dept. of Budget & Fin. RRB, St. Francis Med. Ctr., 6.50%, 07/01/2022	2,815,000	2,822,882
Huntington Cnty., PA Hosp. Auth. RB, JC Blair Memorial Hosp.,
7.875%, 08/01/2011	885,000	891,921
Illinois Dev. Fin. Auth. RRB, Catholic Hlth., Ser. A, 5.30%, 02/15/2018	6,000,000	6,136,740
Indiana Hlth. Fac. Hospital RB, Daughters of Charity, 5.75%, 11/15/2022	5,400,000	5,463,828
Jefferson Parish, LA Hosp. Dist. 2 RB, 5.25%, 12/01/2015	415,000	419,283
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB,
St. Bernard's Hosp., Inc., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	2,044,009
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth., Ser. A, 7.00%, 06/15/2015	405,000	418,608
Lehigh Cnty., PA General Purpose Auth. RB, Ser. A, 6.00%, 07/01/2025	1,000,000	1,022,170
Louisiana Pub. Facs. Auth. Hosp. RB, Alton Ochsner Med. Foundation,
5.75%, 05/15/2011	80,000	86,247
Lucas Cnty., OH Hosp. Auth. RB:
5.75%, 11/15/2011	750,000	793,125
Promedica Healthcare Obl., 5.75%, 11/15/2009	2,500,000	2,643,750
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,614,956
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Good Samaritan Hosp.,
5.75%, 07/01/2019	200,000	202,650
Massachusetts Hlth. & Edl. Facs. Auth. RB, Newton Wellesley Hosp.,
6.00%, 07/01/2025	7,250,000	7,411,240
Mississippi Hosp. Equip. & Facs. RB:
Baptist Med. Ctr.:
3.00%, 09/01/2018	5,000,000	4,996,450
6.50%, 05/01/2010	1,000,000	1,022,820
Rush Med. Foundation:
6.40%, 01/01/2007	110,000	113,874
6.70%, 01/01/2018	940,000	942,867
New Jersey Hlth. Care Facs. RB, St. Joseph's Hosp. & Med. Ctr.,
5.75%, 07/01/2016	3,390,000	3,538,923
New Mexico Hosp. RB, Equipment Council Proj., 6.40%, 06/01/2009	400,000	420,140
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	1,300,000	1,359,384
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	181,583
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.00%, 11/01/2024	300,000	300,795
Peninsula Port Auth., VA Hosp. Facs. RRB, Whittaker Mem. Hosp.,
8.70%, 08/01/2023	495,000	594,594
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, 6.15%, 07/01/2005	2,100,000	2,105,628
Saint Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,693,462
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj.,
6.50%, 01/15/2007	660,000	680,420

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	$ 3,000,000	$3,076,620
Tarrant, Cnty., TX Hlth. Facs. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	243,252
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,062,724
Westmoreland Cnty., PA IDRB, Westmoreland Hosp., 6.00%, 07/01/2022	535,000	536,279
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	153,001

		99,062,761

HOUSING 4.9%
Alaska Hsg. Fin. Corp. RB, 6.00%, 06/01/2027	2,000,000	2,084,760
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 (n)	2,915,000	227,982
Battery Park, NY City Auth. RB, 10.00%, 06/01/2023	280,000	280,000
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	270,000	232,951
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	695,000	696,717
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	1,150,000	1,169,124
Colorado HFA RB, Ser. B-2, 7.00%, 05/01/2026	175,000	177,196
Corpus Christi, TX HFA SFHRB, Ser. A, 7.70%, 07/01/2011	65,000	65,166
De Kalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	810,000	857,110
Delaware Hsg. Auth. RB, Ser. A:
5.20%, 07/01/2006	150,000	150,130
6.00%, 07/01/2018	270,000	270,397
District of Columbia HFA RB:
7.75%, 09/01/2016	122,500	122,783
King Seniors Ctr., Ser. C, 2.25%, 06/01/2006	515,000	507,831
Duval Cnty., FL SFHRB, 6.30%, 06/01/2029	510,000	526,320
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) (n)	5,545,000	1,242,025
0.00%, 07/01/2030, (Insd. by FSA) (n)	5,305,000	982,539
Franklin Cnty., OH MHRB, Tuttle Park, Ser. A, 6.50%, 03/01/2026	485,000	519,071
Idaho Hsg. Agcy. RB, 6.85%, 07/01/2024	10,000	10,016
Indiana HFA RB, 6.80%, 01/01/2017	515,000	515,875
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,350,000	2,449,170
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj.,
Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	85,000	87,645
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	711,872
Los Angeles, CA MHRB, Earthquake Rehab. Proj., Ser. B, 5.85%, 12/01/2027	3,820,000	3,930,856
Massachusetts HFA RB:
Ser. 41, 6.30%, 12/01/2014	740,000	740,000
Ser. A:
6.15%, 10/01/2015, (Insd. by AMBAC)	5,000	5,000
6.375%, 04/01/2021	5,000	5,000
Massachusetts Hsg. Fin. Rental Mtge. RB, Ser. H, 6.65%, 07/01/2041	2,000,000	2,188,320
Minnesota HFA, RB, 6.50%, 01/01/2026	555,000	556,010
Missouri Hsg. Dev. Commission RB:
7.00%, 09/15/2021	50,000	50,292
7.00%, 09/15/2022, (Insd. by FHA)	40,000	40,220
Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) (n)	390,000	238,778
Nevada Hsg. Division RB, 7.75%, 04/01/2022	30,000	30,058

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	$ 225,000	$228,137
New York Homeowner Mtge, RB, Ser. 49, 5.85%, 10/01/2017, (Insd. by MBIA)	515,000	527,684
North Carolina Hsg. Fin. & Dev. Auth. SFHRB, Ser. HH, 6.20%, 03/01/2018	505,000	518,903
Odessa, TX Hsg. Fin. Corp. RB, 0.00% 06/01/2012 (n)	450,000	347,355
Ohio HFA SFHRB, 0.00%, 01/15/2015 (n)	25,000	9,623
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 (n)	1,010,000	212,322
Peregrines Landing LLC Fac. RB, Ser. A, 3.25%, 05/20/2044, (Insd. by GNMA)	5,900,000	6,604,047
Pinellas Cnty., FL HFA SFHRB:
6.25%, 10/01/2025	10,000	10,097
Multi-Cnty., Ser. A-1, 7.20%, 09/01/2029	290,000	292,308
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	25,000	25,034
7.55%, 10/01/2022	25,000	25,030
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, Proj. A,
6.85%, 07/01/2024, (Insd. by MBIA)	3,150,000	3,157,970
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	207,594
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) (n)	640,000	166,278
Texas, Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	285,000	302,319
Tulsa Cnty., OK HFA SFHRB, 6.30%, 02/01/2029	1,663,950	1,692,470
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	985,000	972,264
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	70,000	70,000
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,101
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj.,
Ser. A, 7.65%, 07/01/2022	1,000,000	1,002,060

		38,097,810

INDUSTRIAL DEVELOPMENT REVENUE 15.1%
Alaska Indl. Dev. & Export Auth. RB, Ser. A, 5.80%, 04/01/2013	7,265,000	7,687,169
California PCRB, Southern California Edison Co.:
6.00%, 07/01/2027	1,320,000	1,321,175
6.40%, 12/01/2024	23,500,000	23,663,210
Casa Grande, AZ IDA RB, Holiday Inn, 8.25%, 12/01/2015	905,000	764,481
Clark Cnty., NV IDRB, Sierra Pacific Resources, 6.70%, 06/01/2022	14,945,000	15,223,874
Clark Cnty., NV IDRRB, Sierra Pacific Resources, 7.20%, 10/01/2022	1,500,000	1,547,100
Clark Cnty., NV PCRB, Sierra Pacific Resources, 6.60%, 06/01/2019	4,460,000	4,460,000
Farmington, NM PCRB, Southern CA Edison Co., 5.875%, 06/01/2023	5,300,000	5,300,000
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,626,250
Humphreys Cnty., TN IDRB, E.I. DuPont De Nemours Corp., 6.70%, 05/01/2024	9,500,000	9,685,630
Illinois Dev. Fin. Auth. PCRB, Illinois Pwr. Co. Proj. Ser. A, 7.375%, 07/01/2021	5,000,000	5,323,900
Kanawha Cnty., WV IDRB, Union Carbide, 8.00%, 08/01/2020	1,930,000	1,933,763
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.875%, 12/01/2014	200,000	186,978
Maricopa Cnty., AZ IDRB:
6.50%, 10/01/2025	3,200,000	3,302,624
6.625%, 07/01/2026	2,500,000	2,643,400
Maryland Indl. Fin. Auth. EDRB, 7.125%, 07/01/2006	15,000	15,050
McKean Cnty., PA IDA RB, Corning Glass Works Proj., 7.75%, 06/01/2005	200,000	200,000
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	505,000	527,710

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Mississippi Business Fin. Corp. RB, E.I. DuPont De Nemours Corp.,
7.15%, 05/01/2016	$ 150,000	$154,035
New Jersey EDA RB:
Dwight-Englewood Sch. Issue, 6.30%, 06/01/2015	1,755,000	1,790,100
Holt Hauling & Warehousing, 8.40%, 12/15/2015	1,000,000	792,480
Pleasants Cnty., WV PCRB:
6.15%, 05/01/2015	10,000,000	10,217,800
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,087,120
Prince Georges Cnty., MD PCRB, Potomac Elec. Pwr. Co., 6.00%, 09/01/2022	390,000	390,538
Salem Cnty., NJ PCRB, E.I. DuPont De Nemours Corp., Ser. A, 6.50%, 11/15/2021	1,150,000	1,163,742
San Diego, CA IDRB, San Diego Gen. Elec.:
5.90%, 09/01/2018	575,000	578,732
Ser. A, 5.90%, 06/01/2018, (Insd. by AMBAC)	270,000	271,358
South Charleston, WV IDRB, Union Carbide, 8.00%, 08/01/2020	3,230,000	3,234,360
South Dakota EDFA RB, 4.95%, 04/01/2009	410,000	421,890
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	180,000	185,947
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	190,000	196,745
West Feliciana Parish, LA PCRB, Energy Gulf States, 7.70%, 12/01/2014	2,725,000	2,725,000
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	1,130,000	1,131,356
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,723,368
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	450,028

		117,926,913

LEASE 1.5%
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp.,
Ser. E, 6.50%, 07/01/2022	115,000	115,089
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	1,680,000	1,735,423
St. Louis, MO Muni. Fin. Corp. RB, 0.00%, 07/15/2014, (Insd. by AMBAC) (n)	1,500,000	934,275
Utah Building Ownership Auth. RB, 5.625%, 05/15/2013	2,000,000	2,025,620
Virginia Pub. Bldg. Auth. RB, Ser. A, 5.00%, 08/01/2011	6,480,000	6,568,193

		11,378,600

MISCELLANEOUS REVENUE 4.0%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	3,320,000	3,504,360
Alaska Industrial Dev. & Exp. Revolving Auth. RB,
Ser. A, 5.60%, 04/01/2010, (Insd. by MBIA)	460,000	485,958
Broward Cnty., FL Special Obligation RB, 5.00%, 01/01/2012	4,090,000	4,180,880
Brunswick Cnty., VA Lease RB, 5.75%, 07/01/2012	2,000,000	2,100,180
Chicago, IL Dist. RB, 5.25%, 01/01/2010	6,755,000	6,979,266
Gulf Breeze, FL Local Govt. RB, FRN, 2.99%, 12/01/2015	240,000	240,000
Harrisburg, PA Auth. RB, Pooled Bond Prog., Ser. I, 5.60%, 04/01/2011	1,000,000	1,042,320
Lewis & Clark Cnty., MT Env. RB, Asarco, Inc., 5.85%, 10/01/2033	300,000	283,179
Los Angeles, CA COP, 5.40%, 12/01/2010	1,140,000	1,165,251
Maine Muni. Bond Bank RB, 5.85%, 11/01/2020	360,000	360,842
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	375,000	388,162

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Montana Board of Investment RB, Workers Compensation Prog.,
6.875%, 06/01/2011	$ 2,800,000	$3,063,704
Southwest Virginia Regl. Jail Auth. RB, 3.00%, 09/01/2006	3,000,000	3,001,080
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,056,700
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,259,753

		31,111,635

PORT AUTHORITY 0.0%
Hillsborough Cnty., FL Port Auth. Dist. RB, 5.75%, 06/01/2013	250,000	255,000

POWER 0.8%
M-S-R Pub. Pwr. Agcy., CA San Juan Proj. RB, 6.00%, 07/01/2022	605,000	615,043
Southern California Pub. Pwr. Auth. Proj. RB, 5.00%, 07/01/2017	480,000	480,902
Utah Intermountain Pwr. Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,414,362
Washington Pub. Pwr. Supply Sys. Nuclear Prog. No. 2 RRB, Ser. A, 7.25%,
07/01/2006	2,705,000	2,830,404

		6,340,711

PUBLIC FACILITIES 3.6%
Austin, TX Convention Enterprise, RB:
6.60%, 01/01/2021	2,000,000	2,133,580
6.70%, 01/01/2028	500,000	535,790
Crossings at Fleming Island, FL RB, Country Place Hlth. Ctr., Inc. Proj.,
Ser. 1996A, 5.60%, 05/01/2012	1,925,000	2,149,782
Lake Villa, IL Pub. Library Dist. RB, 5.60%, 01/01/2012	500,000	508,090
Los Angeles Cnty., CA Pub. Works RB, Ser. A, 5.125%, 06/01/2017,
(Insd. by AMBAC)	6,865,000	7,089,486
Los Angeles, CA Convention & Exhibition Center Auth. RB, FRN,
Ser. E, 2.59%, 08/15/2021	14,500,000	14,500,000
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 (n)	625,000	583,325
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	432,629
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland, Alabama Proj.,
7.50%, 12/01/2008	505,000	529,376

		28,462,058

RESOURCE RECOVERY 1.4%
California Inland Empire Solid Wst. Auth. RB, 6.00%, 02/01/2006	1,000,000	1,019,740
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp.,
5.10%, 01/01/2008, (Insd. by AMBAC)	500,000	524,120
Connecticut Solid Wst. Disposal Facs. Dev. Auth. RB, Pfizer, Inc. Proj.,
7.00%, 07/01/2025	7,000,000	7,163,520
Dade Cnty., FL Resources Recovery RB, 5.50%, 10/01/2013	200,000	209,030
Maine Regl. Wst. Sys. RB, Ser. P, 6.25%, 07/01/2010	1,000,000	1,022,760
Northeast Nebraska Solid Wst. Facs. RB, 4.45%, 05/15/2008	265,000	266,253
Pasco Cnty., FL Solid Wst. RB, 6.00%, 04/01/2010	400,000	441,284
Union Cnty., NJ Util. Solid Wst., Ogden Martin, Ser. A, 5.00%, 06/01/2015	325,000	339,739

		10,986,446

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 3.0%
Compton, CA Cmnty. Redev. Agcy. RB, 6.50%, 08/01/2013	$ 3,000,000	$3,078,030
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, 6.75%, 07/01/2010	930,000	976,308
Metropolitan Atlanta Rapid Trans. Auth. Georgia Sales Tax RB, Ser. A:
5.50%, 07/01/2017, (Insd. by MBIA)	160,000	167,274
5.625%, 07/01/2020	2,000,000	2,092,020
Metropolitan Pier & Expo. Auth., Illinois RB, 5.50%, 06/01/2011	500,000	511,060
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	16,070,000	16,735,298

		23,559,990

SPECIAL TAX 0.3%
Hoffman Estates, Illinois Tax Increment RB, 5.00%, 11/15/2006, (Insd. by AMBAC) .	250,000	250,440
Ontario, CA Redev. Fin. Auth. RB, 5.80%, 08/01/2023	1,500,000	1,597,035
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	340,916

		2,188,391

STUDENT LOAN 2.1%
Massachusetts Edl. Financing Auth. RB Issue G, Ser. C-RMK, 4.60%, 12/01/2008	615,000	618,875
Nebraska Higher Ed. Loan Prog. RB, 0.00%, 12/15/2015, (Insd. by MBIA) (n)	2,100,000	1,024,947
New Jersey Higher Ed. Student Assistance Auth. RB, Ser. A, 5.50%, 06/01/2006	135,000	135,000
Vermont Student Assistance Corp. RB, Ser. N, SAVRS, 3.05%, 12/15/2032	14,400,000	14,400,000

		16,178,822

TOBACCO REVENUE 4.4%
Tobacco Settlement Auth. Iowa RRB:
5.30%, 06/01/2025	2,695,000	2,598,465
5.60%, 06/01/2035	12,330,000	12,067,124
Tobacco Settlement Auth. Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,078,520
6.25%, 06/01/2042	2,000,000	2,044,260
Tobacco Settlement Auth. Washington RB, 6.625%, 06/01/2032	150,000	158,126
Tobacco Settlement Fin. Corp., Louisiana RB, 5.875%, 05/15/2039	3,500,000	3,532,445
Tobacco Settlement Fin. Corp., New Jersey RB:
5.75%, 06/01/2032	5,340,000	5,401,250
6.00%, 06/01/2037	2,000,000	2,036,540
6.125%, 06/01/2042	2,500,000	2,556,300

		34,473,030

TRANSPORTATION 3.7%
Bay Area Govt., California Bay Area Rapid Transit RB, Grant A, 4.875%,
06/15/2009	3,115,000	3,120,295
Indiana Trans. Fin. Auth. Toll Road Lease RRB, 5.75%, 07/01/2011	18,960,000	19,884,490
Indiana Trans. Fin. Auth. Toll Road RB, 5.00%, 07/01/2014	1,000,000	1,001,760
Massachusetts Bay Trans. Auth. RB, 5.25%, 03/01/2013	1,225,000	1,258,969
New York Thruway Auth. RB, 5.50%, 01/01/2006	1,000,000	1,015,660
Oregon Dept. of Trans. RB, 5.00%, 11/15/2005	1,000,000	1,009,960
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,428,848

		28,719,982

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 0.9%
Douglas Cnty., WA Pub. Util. Dist. RRB, Ser. B, 2.00%, 09/01/2005	$ 1,815,000	$1,810,662
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,065,740
Northern Colorado Wtr. Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	2,997,232

		6,873,634

WATER & SEWER 4.1%
Arkansas Cmnty. Wtr. Sys. Pub. Auth. RB, 2.40%, 10/01/2005	3,600,000	3,594,528
Bexar, TX Metro. Wtr. Dist. Wtrworks RB, 5.875%, 05/01/2022	2,945,000	3,010,615
Cherokee Cnty., GA Wtr. & Swr. RB, 6.90%, 08/01/2018	5,000	5,016
Coastal Wtr. Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,074
Gwinnett Cnty., GA Wtr. & Sewage RB, Ser. A, 5.00%, 08/01/2006	3,045,000	3,121,155
Hollister, CA Pwr. Fin. RRB, Swr. Sys. Impt. Proj., 5.75%, 12/01/2011	3,430,000	3,477,848
Massachusetts Wtr. PCRB, Ser. 1, 5.30%, 08/01/2005	1,000,000	1,004,230
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	360,000	374,501
San Diego, CA Swr. RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,758,218
Sunrise, FL Util. Sys. RB, 5.75%, 10/01/2026	2,000,000	2,093,440
Washoe Cnty., NV Wtr. Facs. RB, Sierra Pacific Pwr., 6.65%, 06/01/2017	10,000,000	10,398,000

		31,857,625

Total Municipal Obligations (cost $758,861,361)		760,078,214

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $8,111,632)	8,111,632	8,111,632

Total Investments (cost $766,972,993) 98.3%		768,189,846
Other Assets and Liabilities 1.7%		13,066,376

Net Assets 100.0%		$781,256,222

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

Summaryof Abbreviations		HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
ARS	Auction Rate Securities	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
COP	Certificates of Participation	IDRRB	Industrial Development Refunding Revenue Bond
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDFA	Economic Development Finance Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Authority
FRN	Floating Rate Note	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRB	Single Family Housing Revenue Bond
GNMA	Government National Mortgage Association	SAVRS	Select Auction Variable Rate Securities
GO	General Obligation	TCRS	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of May 31, 2005:

California	12.9%	Georgia	1.0%
Nevada	7.6%	District of Columbia	0.9%
Florida	7.3%	Mississippi	0.9%
Illinois	6.1%	New Mexico	0.8%
Massachusetts	5.0%	Rhode Island	0.8%
Indiana	4.8%	Utah	0.8%
Tennessee	4.7%	Colorado	0.7%
Texas	4.7%	Wisconsin	0.6%
New York	4.1%	Minnesota	0.5%
Pennsylvania	4.1%	Oklahoma	0.5%
New Jersey	3.0%	Hawaii	0.4%
Washington	3.0%	Michigan	0.4%
West Virginia	2.5%	Montana	0.4%
Ohio	2.1%	Maryland	0.3%
Iowa	2.0%	Alabama	0.2%
Virginia	2.0%	Kansas	0.2%
North Carolina	1.9%	Maine	0.2%
Vermont	1.9%	Missouri	0.2%
Alaska	1.8%	Nebraska	0.2%
Arizona	1.5%	Delaware	0.1%
Louisiana	1.5%	Oregon	0.1%
South Carolina	1.5%	South Dakota	0.1%
Connecticut	1.4%	Non-state specific	1.1%
Arkansas	1.2%
			100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of May 31, 2005 (unaudited):

AAA	79.3%
AA	9.3%
A	0.5%
BBB	7.1%
BB	0.3%
B	1.0%
CCC	0.1%
NR	2.4%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued May 31, 2005

The following table shows the percent of total bonds by maturity as of May 31, 2005 (unaudited):

Less than 1 year	24.9%
1 to 3 year(s)	13.0%
3 to 5 years	4.4%
5 to 10 years	19.3%
10 to 20 years	26.0%
20 to 30 years	8.1%
30 + years	4.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

Assets
Investments in securities, at value (cost $758,861,361)	$760,078,214
Investments in affiliates, at value (cost $8,111,632)	8,111,632
Receivable for securities sold	82,288
Receivable for Fund shares sold	2,376,983
Interest receivable	13,097,385
Prepaid expenses and other assets	80,214

Total assets	783,826,716

Liabilities
Dividends payable	710,925
Payable for securities purchased	31,397
Payable for Fund shares redeemed	1,739,123
Advisory fee payable	10,634
Distribution Plan expenses payable	644
Due to other related parties	5,902
Accrued expenses and other liabilities	71,869

Total liabilities	2,570,494

Net assets	$781,256,222

Net assets represented by
Paid-in capital	$799,091,868
Overdistributed net investment income	(722,954)
Accumulated net realized losses on investments	(18,329,545)
Net unrealized gains on investments	1,216,853

Total net assets	$781,256,222

Net assets consists of
Class A	$449,311,797
Class B	140,999,550
Class C	165,622,857
Class I	25,322,018

Total net assets	$781,256,222

Shares outstanding (unlimited number of shares authorized)
Class A	51,380,183
Class B	16,161,526
Class C	18,875,375
Class I	2,895,667

Net asset value per share
Class A	$8.74
Class A - Offering price (based on sales charge of 4.75%)	$9.18
Class B	$8.72
Class C	$8.77
Class I	$8.74

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2005

Investment income
Interest	$29,847,345
Income from affiliates	277,503

Total investment income	30,124,848

Expenses
Advisory fee	4,099,652
Distribution Plan expenses
Class A	1,360,617
Class B	1,676,708
Class C	1,916,309
Administrative services fee	826,331
Transfer agent fees	525,589
Trustees' fees and expenses	11,655
Printing and postage expenses	49,522
Custodian and accounting fees	243,501
Registration and filing fees	109,687
Professional fees	37,914
Other	41,244

Total expenses	10,898,729
Less: Expense reductions	(7,258)
Expense reimbursements	(57,200)

Net expenses	10,834,271

Net investment income	19,290,577

Net realized and unrealized gains or losses on investments
Net realized gains on investments	663,975
Net change in unrealized gains or losses on investments	8,843,873

Net realized and unrealized gains or losses on investments	9,507,848

Net increase in net assets resulting from operations	$28,798,425

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year EndedMay 31,

	2005		2004

Operations
Net investment income		$ 19,290,577		$ 24,284,153
Net realized gains on investments		663,975		555,075
Net change in unrealized gains or losses
on investments		8,843,873		(8,437,325)

Net increase in net assets resulting
from operations		28,798,425		16,401,903

Distributions to shareholders from
Net investment income
Class A		(11,982,225)		(14,415,668)
Class B		(3,248,676)		(4,534,329)
Class C		(3,718,955)		(4,698,704)
Class I		(443,129)		(637,862)

Total distributions to shareholders		(19,392,985)		(24,286,563)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	17,012,083	148,226,142	28,841,768	251,134,867
Class B	525,161	4,561,274	1,935,248	16,776,104
Class C	1,735,489	15,144,136	5,572,315	48,664,412
Class I	2,047,938	17,868,157	3,247,068	28,343,002

		185,799,709		344,918,385

Net asset value of shares issued in
reinvestment of distributions
Class A	813,883	7,091,178	948,643	8,264,403
Class B	214,544	1,864,673	269,783	2,344,547
Class C	203,684	1,780,536	265,594	2,321,631
Class I	28,930	252,245	44,600	389,589

		10,988,632		13,320,170

Automatic conversion of Class B shares
to Class A shares
Class A	2,090,589	18,224,993	445,530	3,882,883
Class B	(2,095,396)	(18,224,993)	(446,555)	(3,882,883)

		0		0

Payment for shares redeemed
Class A	(22,051,080)	(192,055,604)	(35,695,837)	(310,710,597)
Class B	(5,239,626)	(45,510,135)	(6,397,457)	(55,577,290)
Class C	(7,735,110)	(67,608,296)	(8,660,854)	(75,705,079)
Class I	(431,718)	(3,768,322)	(3,259,138)	(28,386,205)

		(308,942,357)		(470,379,171)

Net decrease in net assets resulting from
capital share transactions		(112,154,016)		(112,140,616)

Total decrease in net assets		(102,748,576)		(120,025,276)
Net assets
Beginning of period		884,004,798		1,004,030,074

End of period		$ 781,256,222		$ 884,004,798

Overdistributed net investment income		$ (722,954)		$ (689,275)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the "Fund")(formerly Evergreen High Income Municipal Bond Fund) is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-

NOTES TO FINANCIAL STATEMENTS continued

to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended May 31, 2005, the following amounts were reclassified:

Paid-in capital	$(68,729)
Overdistributed net investment income	68,729

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2005, EIMC reimbursed other expenses in the amount of $159. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $57,041.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2005, EIS received $26,724 from the sale of Class A shares and $12,183, $450,336 and $46,915 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $511,788,876 and $596,721,870, respectively, for the year ended May 31, 2005.

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $767,481,417. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,483,901 and $6,775,472, respectively, with a net unrealized appreciation of $708,429.

As of May 31, 2005, the Fund had $17,821,121 in capital loss carryovers for federal income tax purposes with $5,159,437 expiring in 2008, $12,263,935 expiring in 2009 and $397,749 expiring in 2010.

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$ 722,954	$ 708,429	$ 17,821,121

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year EndedMay31,

	2005	2004

Ordinary Income	$135,018	$563,202
Exempt-Interest Income	19,257,967	23,723,361

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2005, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Municipal Bond Fund (formerly Evergreen High Income Municipal Bond Fund), a series of Evergreen Municipal Trust, as of May 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Municipal Bond Fund as of May 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 22, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.30% .

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

573853 7/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the four series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2005 and May 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$98,389	$93,002
fees
Audit-related fees	0	0

Audit and audit-related fees	98,389	93,002
Tax fees (1)	750	10,485
All other fees	0	0

Total fees	$99,139	$103,487

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/5/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/5/2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 8/5/2005